UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	January 1, 2017 — June 30, 2017

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam Variable Trust

Semiannual report
6 | 30 | 17

Putnam VT
Diversified Income Fund

Message from the Trustees

August 9, 2017

Dear Shareholder:

A fair amount of investor optimism has helped to fuel financial markets in 2017, and global stock and bond markets have generally fared well. At the same time, however, a number of macroeconomic and political risks around the world could disrupt the positive momentum.

While calm markets are generally welcome, we believe investors should continue to remember time-tested strategies: maintain a well-diversified portfolio, keep a long-term view, and speak regularly with your financial advisor. In the following pages, you will find a summary of your fund’s performance for the reporting period.

We would like to take this opportunity to announce some changes to your fund’s Board of Trustees. First, we are pleased to welcome the arrival of Catharine Bond Hill and Manoj P. Singh, who bring extensive professional and directorship experience to their new roles as Putnam Trustees. In addition, we would like to extend our appreciation and best wishes to Robert J. Darretta, John A. Hill, and W. Thomas Stephens, who retired from the Board, effective June 30, 2017. We are grateful for their years of work on behalf of you and your fellow shareholders, and we wish them well in their future endeavors.

Thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value when interest rates decline and decline in value when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio. You can lose money by investing in the fund.

Performance summary (as of 6/30/17)

Investment objective

As high a level of current income as Putnam Investment Management, LLC, (Putnam Management) believes is consistent with preservation of capital

Net asset value June 30, 2017

Class IA: $5.92	Class IB: $5.94

Total return at net asset value

			Bloomberg	Citigroup
			Barclays	Non-U.S.
			U.S.	World	JPMorgan
			Aggregate	Govern-	Developed
(as of	Class IA	Class IB	Bond	ment Bond	High Yield
6/30/17)	shares*	shares†	Index	Index	Index‡

6 months	3.74%	3.63%	2.27%	5.91%	4.85%

1 year	12.46	12.33	–0.31	–5.01	13.36

5 years	25.25	23.61	11.57	–3.96	41.25
Annualized	4.61	4.33	2.21	–0.80	7.15

10 years	55.70	53.96	54.97	37.17	113.93
Annualized	4.53	4.41	4.48	3.21	7.90

Life	248.65	235.07	241.76	184.64	—
Annualized	5.39	5.21	5.30	4.50	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: September 15, 1993.

† Class inception date: April 6, 1998.

‡ The fund’s secondary benchmark, the JPMorgan Developed High Yield Index, was introduced on 12/31/94, which post-dates the inception of the fund’s class IA shares.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities. The Citigroup Non-U.S. World Government Bond Index is an unmanaged index generally considered to be representative of the world bond market excluding the United States. The JPMorgan Developed High Yield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Diversified Income Fund	1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/17 to 6/30/17. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB

Total annual operating expenses for the fiscal
year ended 12/31/16	0.79%	1.04%

Annualized expense ratio for the six-month
period ended 6/30/17	0.78%	1.03%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/17		ended 6/30/17

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*†	$3.94	$5.20	$3.91	$5.16

Ending value
(after
expenses)	$1,037.40	$1,036.30	$1,020.93	$1,019.69

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/17. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Your fund’s managers

Portfolio Manager D. William Kohli is Chief Investment Officer, Fixed Income, at Putnam. He joined Putnam in 1994 and has been in the investment industry since 1988.

In addition to Bill, your fund is managed by Michael J. Atkin; Robert L. Davis, CFA; Brett S. Kozlowski, CFA; Michael V. Salm; and Paul D. Scanlon, CFA at Putnam.

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2	Putnam VT Diversified Income Fund

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Diversified Income Fund	3

The fund’s portfolio 6/30/17 (Unaudited)

MORTGAGE-BACKED
SECURITIES (48.3%)*	Principal amount	Value

Agency collateralized mortgage obligations (19.0%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 21.13%, 4/15/37	$36,524	$56,270
IFB Ser. 3072, Class SM, 19.547%, 11/15/35	101,290	146,986
IFB Ser. 3249, Class PS, 18.451%, 12/15/36	72,449	101,308
IFB Ser. 3065, Class DC, 16.383%, 3/15/35	243,597	351,519
Ser. 4077, Class IK, IO, 5.00%, 7/15/42	1,870,036	380,839
IFB Ser. 4678, Class MS, IO, 4.941%, 4/15/47	1,217,993	278,713
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,467,425	285,121
Ser. 4000, Class PI, IO, 4.50%, 1/15/42	735,285	128,160
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	1,645,876	288,733
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	1,131,198	183,820
Ser. 4530, Class TI, IO, 4.00%, 11/15/45	1,789,896	302,134
Ser. 4462, IO, 4.00%, 4/15/45	898,712	176,759
Ser. 4425, IO, 4.00%, 1/15/45	4,302,453	749,573
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	2,294,644	446,997
Ser. 4403, Class CI, IO, 4.00%, 10/15/44	1,233,637	206,634
Ser. 4000, Class LI, IO, 4.00%, 2/15/42	2,005,035	291,435
Ser. 4604, Class QI, IO, 3.50%, 7/15/46	4,012,301	659,983
Ser. 4580, Class ID, IO, 3.50%, 8/15/45	3,403,017	526,106
Ser. 4105, Class HI, IO, 3.50%, 7/15/41	1,217,600	140,005
Ser. 304, Class C37, IO, 3.50%, 12/15/27	1,455,172	142,389
Ser. 4210, Class PI, IO, 3.00%, 12/15/41	1,742,069	124,667
FRB Ser. 57, Class 1AX, IO, 0.371%, 7/25/43	1,161,941	12,564
Ser. 3300, PO, zero %, 2/15/37	23,931	20,739
Ser. 3326, Class WF, zero %, 10/15/35	854	646

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 32.603%, 7/25/36	45,332	82,547
IFB Ser. 06-8, Class HP, 20.108%, 3/25/36	150,515	235,279
IFB Ser. 07-53, Class SP, 19.741%, 6/25/37	99,335	146,156
IFB Ser. 05-122, Class SE, 18.844%, 11/25/35	128,643	173,689
IFB Ser. 08-24, Class SP, 18.824%, 2/25/38	105,953	144,635
IFB Ser. 05-83, Class QP, 14.232%, 11/25/34	105,176	129,050
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,969,065	466,779
Ser. 374, Class 6, IO, 5.50%, 8/25/36	163,706	31,519
IFB Ser. 13-90, Class SD, IO, 5.384%, 9/25/43	2,829,998	588,832
IFB Ser. 10-35, Class SG, IO, 5.184%, 4/25/40	936,461	184,951
Ser. 378, Class 19, IO, 5.00%, 6/25/35	508,557	92,812
IFB Ser. 10-140, Class GS, IO, 4.784%, 7/25/39	3,336,633	335,565
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	487,488	114,534
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	2,684,165	313,731
Ser. 366, Class 22, IO, 4.50%, 10/25/35	86,616	3,413
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	1,477,573	256,728
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	1,757,009	268,369
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	1,566,192	256,527
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	1,183,396	180,884
Ser. 12-96, Class PI, IO, 4.00%, 7/25/41	598,093	85,963
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	2,601,274	364,178
Ser. 11-98, Class AI, IO, 3.50%, 11/25/37	4,053,650	246,544
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,922,427	155,717
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	2,204,059	219,745
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	2,127,415	141,516
Ser. 99-51, Class N, PO, zero %, 9/17/29	8,830	7,505

Federal National Mortgage Association Grantor
Trust Ser. 00-T6, IO, 0.711%, 3/30/30	1,000,424	21,259

Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	1,184,804	248,027
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44	921,824	187,628
Ser. 14-76, IO, 5.00%, 5/20/44	1,100,865	232,638

MORTGAGE-BACKED
SECURITIES (48.3%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-187, Class KI, IO, 5.00%, 6/20/43	$2,159,547	$208,802
Ser. 13-22, Class OI, IO, 5.00%, 1/20/43	1,924,919	407,099
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,172,666	248,082
Ser. 13-6, Class IC, IO, 5.00%, 1/20/43	764,779	159,495
Ser. 12-146, IO, 5.00%, 12/20/42	1,783,243	376,853
Ser. 13-130, Class IB, IO, 5.00%, 12/20/40	504,055	32,607
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40	175,928	12,034
Ser. 11-41, Class BI, IO, 5.00%, 5/20/40	411,817	31,278
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	615,837	130,043
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	896,865	187,140
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	4,002,589	847,160
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	2,287,822	486,437
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	768,172	163,961
IFB Ser. 13-129, Class SN, IO, 4.938%, 9/20/43	1,054,164	166,568
IFB Ser. 13-99, Class VS, IO, 4.928%, 7/16/43	649,542	104,609
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	1,318,537	275,245
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	3,190,151	445,887
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	1,828,970	365,794
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	2,689,735	509,398
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	1,113,779	140,197
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	402,220	66,616
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	1,522,634	300,772
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40	157,661	20,706
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,808,227	354,340
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,842,837	369,002
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	1,897,818	363,616
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	922,819	183,556
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	853,872	200,096
Ser. 10-168, Class PI, IO, 4.50%, 11/20/39	374,353	36,544
Ser. 10-158, Class IP, IO, 4.50%, 6/20/39	1,586,304	121,955
Ser. 10-98, Class PI, IO, 4.50%, 10/20/37	109,391	753
IFB Ser. 14-119, Class SA, IO, 4.388%, 8/20/44	2,787,367	432,042
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	5,370,410	914,044
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	1,678,115	280,594
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45	3,209,040	572,760
Ser. 15-60, Class PI, IO, 4.00%, 4/20/45	1,452,708	281,462
Ser. 15-40, IO, 4.00%, 3/20/45	2,756,872	582,965
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	1,919,951	326,622
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	1,734,543	295,147
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	1,176,929	203,526
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,890,836	328,286
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	4,582,287	671,886
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	2,065,046	336,964
Ser. 15-95, Class PI, IO, 3.50%, 7/20/45	2,448,047	364,147
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45	2,076,339	312,738
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	1,419,377	155,883
Ser. 13-76, IO, 3.50%, 5/20/43	3,293,699	534,963
Ser. 13-28, IO, 3.50%, 2/20/43	1,109,986	162,465
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	1,562,141	242,194
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	2,372,131	370,456
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,679,107	262,360
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	1,781,403	338,645
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	1,959,199	397,833
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	2,520,806	302,653
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	4,337,085	456,410
Ser. 16-H23, Class NI, IO, 2.404%, 10/20/66	10,334,494	1,320,748
Ser. 16-H14, Class AI, IO, 2.397%, 6/20/66	2,748,760	320,505
Ser. 15-H10, Class BI, IO, 2.36%, 4/20/65	2,470,187	249,531
Ser. 16-H16, Class EI, IO, 2.351%, 6/20/66	2,793,850	328,277
Ser. 16-H17, Class KI, IO, 2.318%, 7/20/66	1,949,960	231,558

4	Putnam VT Diversified Income Fund

MORTGAGE-BACKED
SECURITIES (48.3%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-H02, Class BI, IO, 2.312%, 1/20/67	$2,781,198	$370,261
Ser. 16-H24, Class JI, IO, 2.302%, 11/20/66	3,220,168	424,660
Ser. 17-H06, Class BI, IO, 2.286%, 2/20/67	3,251,439	405,780
Ser. 16-H09, Class BI, IO, 2.273%, 4/20/66	5,477,820	575,965
Ser. 17-H08, Class NI, IO, 2.194%, 3/20/67	4,269,140	511,016
Ser. 16-H03, Class AI, IO, 2.165%, 1/20/66	3,216,634	335,736
Ser. 17-H11, Class TI, IO, 2.123%, 4/20/67	2,342,925	287,999
Ser. 16-H03, Class DI, IO, 2.032%, 12/20/65	3,762,558	364,498
Ser. 15-H24, Class AI, IO, 1.956%, 9/20/65	3,825,725	385,250
Ser. 16-H02, Class HI, IO, 1.941%, 1/20/66	4,476,138	400,167
Ser. 16-H10, Class AI, IO, 1.904%, 4/20/66	6,089,838	492,059
Ser. 16-H06, Class DI, IO, 1.904%, 7/20/65	5,615,643	498,108
Ser. 17-H11, Class DI, IO, 1.849%, 5/20/67	2,732,954	319,414
Ser. 15-H25, Class EI, IO, 1.846%, 10/20/65	3,670,910	335,154
FRB Ser. 15-H08, Class CI, IO, 1.79%, 3/20/65	2,015,799	183,647
Ser. 17-H09, IO, 1.775%, 4/20/67	3,838,534	423,390
Ser. 16-H06, Class CI, IO, 1.752%, 2/20/66	6,263,378	481,654
Ser. 15-H23, Class BI, IO, 1.73%, 9/20/65	4,317,856	374,358
Ser. 17-H10, Class MI, IO, 1.725%, 4/20/67	5,420,566	533,384
Ser. 16-H24, Class CI, IO, 1.699%, 10/20/66	3,032,612	261,720
Ser. 13-H08, Class CI, IO, 1.674%, 2/20/63	5,154,068	326,768
Ser. 16-H14, IO, 1.672%, 6/20/66	2,486,579	207,629
Ser. 15-H25, Class AI, IO, 1.614%, 9/20/65	6,158,128	487,108
Ser. 14-H21, Class BI, IO, 1.549%, 10/20/64	3,734,538	270,007
Ser. 15-H26, Class CI, IO, 0.554%, 8/20/65	10,651,055	184,263
Ser. 06-36, Class OD, PO, zero %, 7/16/36	2,384	2,011

		40,255,135
Commercial mortgage-backed securities (17.2%)
Banc of America Commercial Mortgage Trust
FRB Ser. 07-3, Class AJ, 5.874%, 6/10/49	150,660	150,509
Ser. 06-4, Class AJ, 5.695%, 7/10/46	42,243	42,175

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 07-5, Class XW, IO, 0.407%, 2/10/51	16,191,284	8,170

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45	900,000	877,500
Ser. 05-PWR7, Class B, 5.214%, 2/11/41	757,313	758,260

Bear Stearns Commercial Mortgage Securities Trust
144A FRB Ser. 06-PW11, Class B, 5.328%, 3/11/39	488,603	380,758

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.506%, 11/15/44	578,000	560,909
FRB Ser. 07-CD5, Class XS, IO, 0.135%, 11/15/44	8,753,145	1

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.945%, 12/15/47	326,000	328,797
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47	822,000	743,170

Citigroup Commercial Mortgage Trust FRB
Ser. 06-C4, Class C, 6.203%, 3/15/49	300,000	300,750

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class D, 5.014%, 9/10/45	779,712	739,011
FRB Ser. 14-GC21, Class D, 4.996%, 5/10/47	826,000	725,393

COBALT CMBS Commercial Mortgage Trust
FRB Ser. 07-C3, Class AJ, 6.061%, 5/15/46	336,000	339,182
Ser. 07-C2, Class AJFX, 5.568%, 4/15/47	384,821	384,591

COMM Mortgage Pass-Through Certificates 144A
FRB Ser. 12-CR3, Class E, 4.927%, 10/15/45	350,000	291,701
Ser. 12-CR3, Class F, 4.75%, 10/15/45	700,000	467,056

COMM Mortgage Trust Ser. 06-C8, Class AJ, 5.377%,
12/10/46	193,633	195,279

MORTGAGE-BACKED
SECURITIES (48.3%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
COMM Mortgage Trust 144A
FRB Ser. 14-CR18, Class D, 4.893%, 7/15/47	$840,000	$739,872
FRB Ser. 13-CR9, Class D, 4.397%, 7/10/45	452,000	384,019
Ser. 13-LC13, Class E, 3.719%, 8/10/46	566,000	380,975
Ser. 14-CR18, Class E, 3.60%, 7/15/47	493,000	305,118

Credit Suisse Commercial Mortgage Trust FRB
Ser. 06-C5, Class AX, IO, 0.867%, 12/15/39	2,749,838	12,374

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%,
12/28/38 (Cayman Islands)	547,447	561,133

CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.942%, 4/15/50	781,000	682,209

GMAC Commercial Mortgage Securities, Inc. Trust
Ser. 04-C3, Class B, 4.965%, 12/10/41	72,056	72,618

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.557%, 2/10/46	299,000	287,459
FRB Ser. 05-GG4, Class XC, IO, 1.599%, 7/10/39	601,643	602

GS Mortgage Securities Trust 144A
FRB Ser. 14-GC18, Class D, 5.109%, 1/10/47	630,000	536,854
Ser. 11-GC3, Class E, 5.00%, 3/10/44	528,000	492,835

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C15, Class D, 5.232%, 11/15/45	556,000	534,629
FRB Ser. 14-C18, Class D, 4.974%, 2/15/47	844,000	738,078
FRB Ser. C14, Class D, 4.721%, 8/15/46	289,000	254,125
FRB Ser. 14-C18, Class E, 4.474%, 2/15/47	381,000	272,529
FRB Ser. 13-C12, Class E, 4.222%, 7/15/45	138,000	100,298
FRB Ser. 14-C26, Class D, 4.069%, 1/15/48	776,000	650,480
Ser. 14-C25, Class E, 3.332%, 11/15/47	656,000	400,947

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A FRB Ser. 12-LC9, Class E,
4.535%, 12/15/47	767,000	715,611

JPMorgan Chase Commercial Mortgage Securities
Trust
FRB Ser. 07-CB20, Class AJ, 6.433%, 2/12/51	39,500	40,428
Ser. 06-LDP8, Class B, 5.52%, 5/15/45	131,323	133,744

JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-CB20, Class B, 6.533%, 2/12/51	249,000	249,498
FRB Ser. 07-CB20, Class C, 6.533%, 2/12/51	704,000	689,920
FRB Ser. 11-C3, Class E, 5.801%, 2/15/46	121,000	120,335
FRB Ser. 11-C3, Class F, 5.801%, 2/15/46	401,000	386,965
FRB Ser. 13-C16, Class D, 5.14%, 12/15/46	402,000	378,131
FRB Ser. 12-C8, Class E, 4.807%, 10/15/45	271,000	253,289
Ser. 13-C13, Class E, 3.986%, 1/15/46	818,000	614,400
Ser. 13-C10, Class E, 3.50%, 12/15/47	551,000	410,164
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46	558,000	388,201
FRB Ser. 07-CB20, Class X1, IO, 0.415%, 2/12/51 11,962,129		550

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41%, 6/15/31	155,516	158,616
Ser. 98-C4, Class J, 5.60%, 10/15/35	349,733	354,804

LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6,
Class C, 5.482%, 9/15/39 (In default) †	824,000	70,452

LSTAR Commercial Mortgage Trust 144A FRB
Ser. 15-3, Class C, 3.345%, 4/20/48	413,000	348,531

Merrill Lynch Mortgage Trust FRB Ser. 08-C1,
Class AJ, 6.542%, 2/12/51	269,000	272,497

Mezz Cap Commercial Mortgage Trust 144A FRB
Ser. 07-C5, Class X, IO, 5.504%, 12/15/49	419,382	2,852

Putnam VT Diversified Income Fund	5

MORTGAGE-BACKED
SECURITIES (48.3%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Morgan Stanley Bank of America Merrill Lynch
Trust 144A
FRB Ser. 12-C6, Class F, 4.775%, 11/15/45	$512,000	$406,477
Ser. 14-C17, Class D, 4.697%, 8/15/47	1,047,000	877,217
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45	800,000	562,720
FRB Ser. 13-C10, Class D, 4.219%, 7/15/46	645,000	583,233
Ser. 14-C15, Class F, 4.00%, 4/15/47	440,000	306,792
Ser. 14-C17, Class E, 3.50%, 8/15/47	602,000	385,762
Ser. 15-C24, Class D, 3.257%, 5/15/48	383,000	274,492

Morgan Stanley Capital I Trust
FRB Ser. 06-HQ8, Class D, 5.628%, 3/12/44	513,000	208,299
Ser. 07-HQ11, Class C, 5.558%, 2/12/44	986,000	303,639
Ser. 07-HQ11, Class B, 5.538%, 2/12/44	556,000	472,600
Ser. 06-HQ10, Class B, 5.448%, 11/12/41	385,000	362,423

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class D, 6.503%, 1/11/43	500,000	497,250
FRB Ser. 08-T29, Class F, 6.503%, 1/11/43	302,000	287,957
FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39	333,232	329,566

STRIPS CDO 144A Ser. 03-1A, Class N, IO, 2.097%,
3/24/18 (Cayman Islands)	158,000	3,255

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8.00%, 12/28/38	484,430	36,332

UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63	490,000	321,685

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.308%, 6/15/45	1,633,000	1,053,285
FRB Ser. 07-C34, IO, 0.461%, 5/15/46	6,203,886	3,722

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777%, 10/15/45	279,000	224,260
FRB Ser. 13-LC12, Class D, 4.431%, 7/15/46	649,000	600,608
Ser. 14-LC16, Class D, 3.938%, 8/15/50	814,000	647,073

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 14-C19, Class E, 5.135%, 3/15/47	875,000	635,600
Ser. 12-C6, Class E, 5.00%, 4/15/45	525,000	431,813
Ser. 11-C4, Class F, 5.00%, 6/15/44	1,331,000	1,091,553
FRB Ser. 12-C7, Class E, 4.985%, 6/15/45	875,000	726,959
FRB Ser. 13-UBS1, Class E, 4.78%, 3/15/46	555,000	411,588
FRB Ser. 13-C15, Class D, 4.628%, 8/15/46	1,179,000	1,022,695
FRB Ser. 12-C10, Class D, 4.594%, 12/15/45	996,000	867,143
Ser. 12-C7, Class F, 4.50%, 6/15/45	2,626,000	1,924,070
Ser. 14-C19, Class D, 4.234%, 3/15/47	187,000	159,642

		36,309,064
Residential mortgage-backed securities (non-agency) (12.1%)
BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 3.136%, 11/27/36	586,852	454,811
FRB Ser. 12-RR5, Class 4A8, 1.194%, 6/26/35	130,925	128,329

Bear Stearns Alt-A Trust
FRB Ser. 04-3, Class B, 4.141%, 4/25/34	279,966	278,850
FRB Ser. 05-8, Class 21A1, 3.428%, 10/25/35	417,975	412,676

Bear Stearns Asset Backed Securities I Trust FRB
Ser. 04-FR3, Class M6, 6.091%, 9/25/34	33,576	15,908

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2,
5.516%, 7/25/25 (Bermuda)	308,563	315,757

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.314%, 6/25/46	736,574	710,941
FRB Ser. 05-38, Class A1, 2.232%, 9/25/35	251,755	246,385
FRB Ser. 06-OA7, Class 1A2, 1.672%, 6/25/46	595,666	559,926
FRB Ser. 05-38, Class A3, 1.566%, 9/25/35	708,269	651,087
FRB Ser. 05-59, Class 1A1, 1.542%, 11/20/35	543,604	506,743

MORTGAGE-BACKED
SECURITIES (48.3%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Countrywide Alternative Loan Trust
FRB Ser. 07-OH1, Class A1D, 1.426%, 4/25/47	$223,695	$189,380
FRB Ser. 06-OA10, Class 4A1, 1.406%, 8/25/46	2,346,124	2,158,434

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 15-DN1, Class B, 12.716%, 1/25/25	1,120,951	1,532,931
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA2, Class B, 11.716%, 10/25/28	249,842	314,187
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA1, Class B, 11.216%, 7/25/28	785,766	970,671
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA3, Class B, 10.566%, 4/25/28	602,675	743,708
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA2, Class B, 8.766%, 12/25/27	561,231	653,711
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA2, Class M3, 6.366%, 11/25/28	590,000	683,297
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA2, Class M3, 5.866%, 10/25/28	250,000	279,651

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1B, 13.466%, 9/25/28	879,693	1,209,970
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1B, 12.966%, 10/25/28	500,000	676,998
Connecticut Avenue Securities FRB Ser. 16-C01,
Class 1B, 12.966%, 8/25/28	589,992	793,595
Connecticut Avenue Securities FRB Ser. 16-C04,
Class 1B, 11.466%, 1/25/29	119,982	149,063
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 2M2, 7.116%, 10/25/28	1,557,370	1,813,648
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 1M2, 6.916%, 4/25/28	1,403,350	1,597,728
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 2M2, 6.766%, 4/25/28	210,000	236,074
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 1M2, 6.216%, 7/25/25	1,891,851	2,101,252
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 2M2, 6.216%, 7/25/25	380,000	420,017
Connecticut Avenue Securities FRB Ser. 16-C06,
Class 1M2, 5.466%, 4/25/29	90,000	99,129
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 1M2, 5.216%, 5/25/25	78,361	84,450
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 2M2, 5.216%, 5/25/25	111,899	119,276

GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2,
1.396%, 5/25/36	743,716	378,240

MortgageIT Trust FRB Ser. 05-3, Class M2, 2.011%,
8/25/35	210,402	184,901

Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1,
6.966%, 4/25/27 (Bermuda)	280,000	280,000

Residential Accredit Loans, Inc. FRB
Ser. 06-QO10, Class A1, 1.376%, 1/25/37	635,050	567,642

Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR1, Class 2A1, 1.396%, 1/25/37	557,175	496,603

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 2.808%, 9/25/35	574,449	588,935
FRB Ser. 05-AR19, Class A1C3, 1.716%, 12/25/45	753,302	734,469
FRB Ser. 05-AR19, Class A1C4, 1.616%, 12/25/45	486,022	458,465
FRB Ser. 05-AR17, Class A1B3, 1.566%, 12/25/45	913,795	854,453

		25,652,291

Total mortgage-backed securities (cost $102,093,466)		$102,216,490

6	Putnam VT Diversified Income Fund

U.S. GOVERNMENT AGENCY MORTGAGE
OBLIGATIONS (47.5%)*	Principal amount	Value

Federal National Mortgage Association
Pass-Through Certificates
5.50%, TBA, 7/1/47	$3,000,000	$3,322,500
4.50%, TBA, 7/1/47	5,000,000	5,362,500
4.00%, TBA, 7/1/47	2,000,000	2,102,031
3.50%, TBA, 8/1/47	33,000,000	33,831,445
3.50%, TBA, 7/1/47	47,000,000	48,263,125
2.50%, TBA, 8/1/47	2,000,000	1,923,906
2.50%, TBA, 7/1/47	6,000,000	5,779,687

Total U.S. government agency mortgage
obligations (cost $100,920,977)		$100,585,194

CORPORATE BONDS
AND NOTES (33.5%)*	Principal amount		Value

Basic materials (3.9%)
A Schulman, Inc. company guaranty sr. unsec.
unsub. notes 6.875%, 6/1/23		$118,000	$124,785

Allegheny Technologies, Inc. sr. unsec.
unsub. notes 9.375%, 6/1/19		161,000	174,484

Alpha 3 BV/Alpha US Bidco, Inc. 144A company
guaranty sr. unsec. notes 6.25%, 2/1/25
(Netherlands)		200,000	205,250

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%,
6/1/25 (France)		86,000	96,320

ArcelorMittal SA sr. unsec. unsub. notes 7.50%,
10/15/39 (France)		59,000	66,154

Beacon Roofing Supply, Inc. company
guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		202,000	217,150

Blue Cube Spinco, Inc. company
guaranty sr. unsec. unsub. notes 9.75%, 10/15/23		82,000	99,220

BMC East, LLC 144A company
guaranty sr. notes 5.50%, 10/1/24		188,000	196,460

Boise Cascade Co. 144A company
guaranty sr. unsec. notes 5.625%, 9/1/24		224,000	230,720

Builders FirstSource, Inc. 144A company
guaranty sr. unsec. notes 10.75%, 8/15/23		178,000	206,480

Builders FirstSource, Inc. 144A company
guaranty sr. unsub. notes 5.625%, 9/1/24		65,000	67,681

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		135,000	137,869

BWAY Holding Co. 144A sr. unsec. notes 7.25%,
4/15/25		165,000	167,475

Cemex Finance, LLC 144A company
guaranty sr. notes 6.00%, 4/1/24 (Mexico)		200,000	212,520

Chemours Co. (The) company guaranty sr. unsec.
notes 5.375%, 5/15/27		59,000	60,911

Chemours Co. (The) company guaranty sr. unsec.
unsub. notes 7.00%, 5/15/25		64,000	69,760

Chemours Co. (The) company guaranty sr. unsec.
unsub. notes 6.625%, 5/15/23		165,000	174,488

Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 7/15/24		207,000	204,413

Constellium NV company guaranty sr. unsec.
sub. notes Ser. REGS, 7.00%, 1/15/23
(Netherlands)	EUR	100,000	117,459

Coveris Holdings SA 144A company
guaranty sr. unsec. notes 7.875%, 11/1/19
(Luxembourg)		$470,000	462,950

CPG Merger Sub, LLC 144A company
guaranty sr. unsec. notes 8.00%, 10/1/21		75,000	78,188

First Quantum Minerals, Ltd. 144A company
guaranty sr. unsec. notes 7.00%, 2/15/21
(Canada)		87,000	89,175

CORPORATE BONDS
AND NOTES (33.5%)* cont.	Principal amount	Value

Basic materials cont.
Flex Acquisition Co., Inc. 144A sr. unsec.
notes 6.875%, 1/15/25	$179,000	$186,160

Freeport-McMoRan, Inc. company
guaranty sr. unsec. notes 6.875%, 2/15/23
(Indonesia)	131,000	138,286

Freeport-McMoRan, Inc. company
guaranty sr. unsec. sub. notes 6.75%, 2/1/22
(Indonesia)	80,000	82,800

GCP Applied Technologies, Inc. 144A company
guaranty sr. unsec. notes 9.50%, 2/1/23	220,000	250,250

Grinding Media, Inc./MC Grinding Media
Canada, Inc. 144A sr. sub. notes 7.375%,
12/15/23	35,000	38,063

HudBay Minerals, Inc. 144A company
guaranty sr. unsec. notes 7.625%, 1/15/25
(Canada)	65,000	68,088

Joseph T Ryerson & Son, Inc. 144A
sr. notes 11.00%, 5/15/22	145,000	164,031

Kraton Polymers, LLC/Kraton Polymers
Capital Corp. 144A company guaranty sr. unsec.
notes 10.50%, 4/15/23	184,000	212,520

Kraton Polymers, LLC/Kraton Polymers
Capital Corp. 144A company guaranty sr. unsec.
notes 7.00%, 4/15/25	106,000	111,300

Louisiana-Pacific Corp. company
guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	100,000	102,125

Mercer International, Inc. company
guaranty sr. unsec. notes 7.75%, 12/1/22
(Canada)	194,000	207,823

Mercer International, Inc. 144A sr. unsec.
notes 6.50%, 2/1/24 (Canada)	98,000	102,331

New Gold, Inc. 144A company guaranty sr. unsec.
unsub. notes 6.25%, 11/15/22 (Canada)	111,000	114,053

New Gold, Inc. 144A sr. unsec. notes 6.375%,
5/15/25 (Canada)	35,000	36,094

Norbord, Inc. 144A company
guaranty sr. notes 6.25%, 4/15/23 (Canada)	130,000	139,256

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%,
6/1/27 (Canada)	132,000	131,340

NOVA Chemicals Corp. 144A sr. unsec.
notes 4.875%, 6/1/24 (Canada)	73,000	72,726

Novelis Corp. 144A company guaranty sr. unsec.
bonds 5.875%, 9/30/26	20,000	20,600

Novelis Corp. 144A company guaranty sr. unsec.
notes 6.25%, 8/15/24	345,000	360,956

Pactiv, LLC sr. unsec. unsub. bonds 8.375%,
4/15/27	15,000	17,213

Park-Ohio Industries, Inc. 144A company
guaranty sr. unsec. notes 6.625%, 4/15/27	133,000	139,650

Platform Specialty Products Corp. 144A sr. unsec.
notes 10.375%, 5/1/21	21,000	23,231

Sealed Air Corp. 144A company guaranty sr. unsec.
notes 6.875%, 7/15/33	216,000	248,400

Sealed Air Corp. 144A sr. unsec. bonds 5.50%,
9/15/25	45,000	49,163

Smurfit Kappa Treasury Funding, Ltd. company
guaranty sr. unsec. unsub. notes 7.50%, 11/20/25
(Ireland)	139,000	166,105

Steel Dynamics, Inc. company guaranty sr. unsec.
notes 5.00%, 12/15/26	45,000	46,181

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6.375%, 8/15/22	135,000	139,894

Putnam VT Diversified Income Fund	7

CORPORATE BONDS
AND NOTES (33.5%)* cont.	Principal amount		Value

Basic materials cont.
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 10/1/24		$50,000	$53,125

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5.25%, 4/15/23		25,000	25,969

Teck Resources, Ltd. company guaranty sr. unsec.
unsub. notes 4.75%, 1/15/22 (Canada)		56,000	57,960

Teck Resources, Ltd. company guaranty sr. unsec.
unsub. notes 3.75%, 2/1/23 (Canada)		49,000	47,714

TMS International Corp. 144A company
guaranty sr. unsec. sub. notes 7.625%, 10/15/21		125,000	126,563

Tronox Finance, LLC 144A company
guaranty sr. unsec. notes 7.50%, 3/15/22		43,000	44,290

U.S. Concrete, Inc. company guaranty sr. unsec.
unsub. notes 6.375%, 6/1/24		55,000	58,025

U.S. Concrete, Inc. 144A company
guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		60,000	63,300

Univar USA, Inc. 144A company guaranty sr. unsec.
notes 6.75%, 7/15/23		122,000	127,185

USG Corp. 144A company guaranty sr. unsec.
bonds 4.875%, 6/1/27		95,000	97,731

USG Corp. 144A company guaranty sr. unsec.
notes 5.50%, 3/1/25		73,000	77,563

Venator Finance Sarl/Venator Materials Corp. 144A
sr. unsec. notes 5.75%, 7/15/25 (Luxembourg)		80,000	80,800

Weekley Homes, LLC/Weekley Finance Corp.
sr. unsec. notes 6.00%, 2/1/23		70,000	68,075

WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/24		241,000	257,569

Zekelman Industries, Inc. 144A company
guaranty sr. notes 9.875%, 6/15/23		165,000	185,419

			8,199,839
Capital goods (2.1%)
Advanced Disposal Services, Inc. 144A sr. unsec.
notes 5.625%, 11/15/24		240,000	247,200

ARD Finance SA sr. notes 6.625%, 9/15/23
(Luxembourg) ‡‡	EUR	100,000	121,947

Ardagh Packaging Finance PLC/Ardagh Holdings
USA, Inc. 144A company guaranty sr. unsec.
notes 7.25%, 5/15/24 (Ireland)		$245,000	267,663

ATS Automation Tooling Systems, Inc. 144A
sr. unsec. notes 6.50%, 6/15/23 (Canada)		125,000	130,313

Belden, Inc. 144A company guaranty sr. unsec.
sub. notes 5.25%, 7/15/24		87,000	90,045

Berry Plastics Corp. company
guaranty notes 6.00%, 10/15/22		60,000	63,975

Berry Plastics Corp. company
guaranty notes 5.50%, 5/15/22		105,000	109,331

Bombardier, Inc. 144A sr. unsec. notes 8.75%,
12/1/21 (Canada)		170,000	188,700

Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6.875%, 12/15/20		247,000	272,318

Crown Cork & Seal Co., Inc. company
guaranty sr. unsec. bonds 7.375%, 12/15/26		100,000	115,750

Gates Global, LLC/Gates Global Co. 144A company
guaranty sr. unsec. notes 6.00%, 7/15/22		240,000	240,000

Great Lakes Dredge & Dock Corp. 144A company
guaranty sr. unsec. notes 8.00%, 5/15/22		155,000	157,906

KLX, Inc. 144A company guaranty sr. unsec.
notes 5.875%, 12/1/22		184,000	193,200

Manitowoc Foodservice, Inc. sr. unsec.
notes 9.50%, 2/15/24		284,000	329,440

CORPORATE BONDS
AND NOTES (33.5%)* cont.	Principal amount		Value

Capital goods cont.
MasTec, Inc. company guaranty sr. unsec.
unsub. notes 4.875%, 3/15/23		$223,000	$222,443

Moog, Inc. 144A company guaranty sr. unsec.
notes 5.25%, 12/1/22		136,000	141,440

Novafives SAS sr. sub. notes Ser. REGS,
4.50%, 6/30/21 (France)	EUR	100,000	115,679

Oshkosh Corp. company guaranty sr. unsec.
sub. notes 5.375%, 3/1/25		$85,000	89,250

Oshkosh Corp. company guaranty sr. unsec.
sub. notes 5.375%, 3/1/22		269,000	279,088

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu 144A
company guaranty sr. unsec. unsub. notes 7.00%,
7/15/24		127,000	136,235

Tennant Co. 144A company guaranty sr. unsec.
notes 5.625%, 5/1/25		25,000	26,125

Tenneco, Inc. company guaranty sr. unsec.
unsub. notes 5.375%, 12/15/24		190,000	196,175

TI Group Automotive Systems, LLC 144A sr. unsec.
notes 8.75%, 7/15/23 (United Kingdom)		328,000	346,860

TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.50%, 5/15/25		45,000	45,788

TransDigm, Inc. company guaranty sr. unsec.
unsub. notes 6.50%, 7/15/24		145,000	149,713

ZF North America Capital, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.75%, 4/29/25		215,000	226,825

			4,503,409
Communication services (4.1%)
Altice Financing SA 144A company
guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)		200,000	211,750

Altice Financing SA 144A company
guaranty sr. unsub. notes 7.50%, 5/15/26
(Luxembourg)		200,000	222,000

Altice SA 144A company guaranty sr. unsec.
notes 7.75%, 5/15/22 (Luxembourg)		200,000	212,250

Cablevision Systems Corp. sr. unsec.
unsub. notes 8.00%, 4/15/20		66,000	73,508

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 5.25%, 9/30/22		35,000	36,050

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. bonds 5.50%, 5/1/26		178,000	188,903

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. notes 5.875%, 4/1/24		220,000	234,575

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. notes 5.75%, 2/15/26		44,000	47,080

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. unsub. notes 5.125%, 5/1/23		84,000	88,200

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%,
12/1/23		145,000	156,148

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%,
4/1/20		50,000	52,891

Cequel Communications Holdings I, LLC/Cequel
Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 12/15/21		189,000	192,483

Cequel Communications Holdings I, LLC/Cequel
Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 12/15/21		135,000	137,363

CommScope Technologies Finance, LLC 144A
sr. unsec. notes 6.00%, 6/15/25		217,000	231,648

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%,
6/1/24		378,000	385,598

8	Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (33.5%)* cont.	Principal amount		Value

Communication services cont.
CSC Holdings, LLC sr. unsec. unsub. notes
6.75%, 11/15/21		$146,000	$161,695

CSC Holdings, LLC 144A sr. unsec.
unsub. notes 10.125%, 1/15/23		235,000	272,600

Digicel Group, Ltd. 144A sr. unsec. notes 8.25%,
9/30/20 (Jamaica)		200,000	186,980

Digicel, Ltd. 144A company guaranty sr. unsec.
notes 6.75%, 3/1/23 (Jamaica)		400,000	376,000

DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5.875%, 11/15/24		127,000	135,505

Frontier Communications Corp. sr. unsec.
notes 11.00%, 9/15/25		65,000	60,288

Frontier Communications Corp. sr. unsec.
notes 10.50%, 9/15/22		164,000	156,825

Frontier Communications Corp. sr. unsec.
unsub. notes 7.625%, 4/15/24		35,000	28,831

Intelsat Jackson Holdings SA company
guaranty sr. unsec. notes 7.50%, 4/1/21
(Bermuda)		23,000	21,218

Intelsat Jackson Holdings SA 144A company
guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		8,000	8,620

Intelsat Jackson Holdings SA 144A sr. unsec.
notes 9.75%, 7/15/25 (Bermuda) ##		166,000	165,793

Intelsat Luxembourg SA company
guaranty sr. unsec. bonds 7.75%, 6/1/21
(Luxembourg)		42,000	23,100

Intelsat Luxembourg SA company
guaranty sr. unsec. sub. bonds 8.125%, 6/1/23
(Luxembourg)		175,000	92,313

Quebecor Media, Inc. sr. unsec.
unsub. notes 5.75%, 1/15/23 (Canada)		36,000	38,160

SFR Group SA 144A company
guaranty sr. notes 7.375%, 5/1/26 (France)		200,000	217,000

SFR Group SA 144A company
guaranty sr. notes 6.00%, 5/15/22 (France)		400,000	418,000

SFR Group SA 144A sr. bonds 6.25%, 5/15/24
(France)		200,000	211,500

Sprint Capital Corp. company guaranty sr. unsec.
unsub. notes 6.875%, 11/15/28		182,000	202,306

Sprint Communications, Inc. 144A company
guaranty sr. unsec. notes 9.00%, 11/15/18		64,000	69,460

Sprint Corp. company guaranty sr. unsec.
sub. notes 7.875%, 9/15/23		523,000	601,450

Sprint Corp. company guaranty sr. unsec.
sub. notes 7.25%, 9/15/21		175,000	194,469

T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6.625%, 4/1/23		218,000	230,263

T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6.375%, 3/1/25		135,000	145,969

T-Mobile USA, Inc. company guaranty sr. unsec.
notes 5.375%, 4/15/27		65,000	69,713

T-Mobile USA, Inc. company guaranty sr. unsec.
notes 4.00%, 4/15/22		35,000	36,425

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6.125%, 1/15/22		240,000	252,000

Telenet Finance V Luxembourg SCA 144A
sr. notes 6.75%, 8/15/24 (Luxembourg)	EUR	365,000	455,349

Unitymedia Hessen GmbH & Co. KG/
Unitymedia NRW GmbH company
guaranty sr. bonds Ser. REGS,
6.25%, 1/15/29 (Germany)	EUR	257,000	332,415

CORPORATE BONDS
AND NOTES (33.5%)* cont.	Principal amount		Value

Communication services cont.
Videotron, Ltd./Videotron Ltee. 144A
sr. unsec. notes 5.125%, 4/15/27 (Canada)		$60,000	$61,650

Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5.00%, 7/15/22 (Canada)		201,000	213,563

Virgin Media Secured Finance PLC 144A
company guaranty sr. bonds 5.00%,
4/15/27 (United Kingdom)	GBP	100,000	133,926

West Corp. 144A company guaranty sr. unsec.
sub. notes 5.375%, 7/15/22		$239,000	240,494

WideOpenWest Finance, LLC/WideOpenWest
Capital Corp. company guaranty sr. unsec.
sub. notes 10.25%, 7/15/19		74,000	76,220

Wind Acquisition Finance SA 144A
company guaranty sr. notes 4.00%,
7/15/20 (Luxembourg)	EUR	125,000	144,375

Windstream Services, LLC company
guaranty sr. unsec. notes 6.375%, 8/1/23		$209,000	172,556

			8,677,478
Consumer cyclicals (4.9%)
ADT Corp. (The) company
guaranty sr. unsub. notes 4.125%, 6/15/23		43,000	42,624

Alpine Finance Merger Sub, LLC 144A sr. unsec.
notes 6.875%, 8/1/25		25,000	25,438

AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. sub. notes 5.875%, 2/15/22		71,000	74,195

AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. sub. notes 5.75%, 6/15/25		135,000	140,400

AMC Entertainment Holdings, Inc. 144A company
guaranty sr. unsec. sub. bonds 6.125%, 5/15/27		43,000	45,378

AMC Entertainment Holdings, Inc. 144A sr. unsec.
sub. bonds 5.875%, 11/15/26		45,000	46,913

American Builders & Contractors Supply Co., Inc.
144A sr. unsec. notes 5.75%, 12/15/23		150,000	158,625

American Tire Distributors, Inc. 144A sr. unsec.
sub. notes 10.25%, 3/1/22		198,000	204,930

Bon-Ton Department Stores, Inc. (The) company
guaranty notes 8.00%, 6/15/21		97,000	39,043

Boyd Gaming Corp. company guaranty sr. unsec.
sub. notes 6.875%, 5/15/23		109,000	116,630

Brookfield Residential Properties, Inc. 144A
company guaranty sr. unsec. notes 6.50%,
12/15/20 (Canada)		250,000	258,125

Caesars Growth Properties Holdings, LLC/Caesars
Growth Properties Finance, Inc. company
guaranty notes 9.375%, 5/1/22		140,000	151,900

CalAtlantic Group, Inc. company
guaranty sr. unsec. sub. notes 6.25%, 12/15/21		24,000	26,880

CalAtlantic Group, Inc. company
guaranty sr. unsec. sub. notes 5.875%, 11/15/24		80,000	86,700

CBS Radio, Inc. 144A company guaranty sr. unsec.
notes 7.25%, 11/1/24		40,000	41,200

CCM Merger, Inc. 144A sr. unsec. notes 6.00%,
3/15/22		45,000	46,125

Cinemark USA, Inc. company guaranty sr. unsec.
notes 5.125%, 12/15/22		67,000	69,010

Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 4.875%, 6/1/23		65,000	66,401

Cirsa Funding Luxembourg SA company
guaranty sr. unsec. notes Ser. REGS, 5.875%,
5/15/23 (Luxembourg)	EUR	100,000	119,926

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. sub. notes 7.625%, 3/15/20		$76,000	75,525

Putnam VT Diversified Income Fund	9

CORPORATE BONDS
AND NOTES (33.5%)* cont.	Principal amount		Value

Consumer cyclicals cont.
Clear Channel Worldwide Holdings, Inc.
company guaranty sr. unsec. unsub.
notes 6.50%, 11/15/22		$105,000	$107,909

Diamond Resorts International, Inc. 144A
sr. notes 7.75%, 9/1/23		195,000	206,213

Diamond Resorts International, Inc. 144A
sr. unsec. notes 10.75%, 9/1/24		80,000	84,800

Eldorado Resorts, Inc. company
guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		175,000	189,219

Eldorado Resorts, Inc. 144A sr. unsec.
unsub. notes 6.00%, 4/1/25		35,000	37,100

EW Scripps Co. (The) 144A company
guaranty sr. unsec. notes 5.125%, 5/15/25		75,000	77,250

Gartner, Inc. 144A company guaranty sr. unsec.
notes 5.125%, 4/1/25		70,000	73,529

GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. sub. notes 4.875%, 11/1/20		180,000	191,925

GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		65,000	70,999

Great Canadian Gaming Corp. 144A company
guaranty sr. unsec. notes 6.625%, 7/25/22
(Canada)	CAD	335,000	267,370

GW Honos Security Corp. 144A company
guaranty sr. unsec. notes 8.75%, 5/15/25
(Canada)		$140,000	146,300

Hanesbrands, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		90,000	91,350

Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. 144A sr. unsec. bonds 4.875%,
4/1/27		135,000	141,244

Howard Hughes Corp. (The) 144A sr. unsec.
notes 5.375%, 3/15/25		180,000	184,050

iHeartCommunications, Inc. company
guaranty sr. notes 9.00%, 12/15/19		166,000	130,310

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
144A company guaranty notes 10.25%, 11/15/22		282,000	309,495

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
144A company guaranty sr. notes 6.75%, 11/15/21		215,000	224,675

Jacobs Entertainment, Inc. 144A notes
7.875%, 2/1/24		45,000	48,825

JC Penney Corp., Inc. company guaranty
sr. unsec. unsub. bonds 7.40%, 4/1/37		43,000	32,573

JC Penney Corp., Inc. company guaranty
sr. unsec. unsub. notes 5.65%, 6/1/20		13,000	12,789

Jo-Ann Stores Holdings, Inc. 144A sr. unsec.
notes 9.75%, 10/15/19 ‡‡		158,000	155,630

Lamar Media Corp. company guaranty sr. unsec.
sub. notes 5.375%, 1/15/24		94,000	98,230

Lennar Corp. company guaranty sr. unsec.
unsub. notes 4.75%, 11/15/22		73,000	77,563

Lions Gate Entertainment Corp. 144A sr. unsec.
unsub. notes 5.875%, 11/1/24		129,000	135,128

Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/24		60,000	60,900

Masonite International Corp. 144A company
guaranty sr. unsec. notes 5.625%, 3/15/23		65,000	67,925

Matalan Finance PLC sub. notes Ser.
REGS, 6.875%, 6/1/19 (United Kingdom) GBP		100,000	121,714

Mattamy Group Corp. 144A sr. unsec.
notes 6.875%, 12/15/23 (Canada)		$30,000	30,638

Mattamy Group Corp. 144A sr. unsec.
notes 6.50%, 11/15/20 (Canada)		237,000	243,470

CORPORATE BONDS
AND NOTES (33.5%)* cont.	Principal amount	Value

Consumer cyclicals cont.
MGM Resorts International company
guaranty sr. unsec. notes 5.25%, 3/31/20	$30,000	$31,763

MGM Resorts International company
guaranty sr. unsec. unsub. notes 6.625%,
12/15/21	175,000	196,000

Navistar International Corp. company
guaranty sr. unsec. notes 8.25%, 11/1/21	314,000	317,140

Neiman Marcus Group, LLC (The) company
guaranty sr. notes 7.125%, 6/1/28	125,000	83,750

Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. sub. notes 8.75%,
10/15/21 ‡‡	78,000	37,440

Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. sub. notes 8.00%, 10/15/21	100,000	55,250

Nexstar Broadcasting, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 8/1/24	130,000	131,625

Nielsen Co. Luxembourg Sarl (The) 144A company
guaranty sr. unsec. notes 5.00%, 2/1/25
(Luxembourg)	70,000	71,750

Nielsen Co. Luxembourg Sarl (The) 144A company
guaranty sr. unsec. sub. notes 5.50%, 10/1/21
(Luxembourg)	88,000	91,080

Nielsen Finance, LLC/Nielsen Finance Co. 144A
company guaranty sr. unsec. sub. notes 5.00%,
4/15/22	90,000	93,375

Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5.875%, 3/15/25	125,000	130,938

Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5.625%, 2/15/24	83,000	86,839

Penn National Gaming, Inc. 144A sr. unsec.
notes 5.625%, 1/15/27	85,000	86,594

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.75%, 10/1/22	200,000	206,500

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.50%, 5/15/26	48,000	47,760

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.375%, 12/1/24	109,000	109,681

PetSmart, Inc. 144A sr. unsec. notes 7.125%,
3/15/23	45,000	40,050

PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 3/1/26	155,000	165,075

Regal Entertainment Group sr. unsec.
sub. notes 5.75%, 2/1/25	40,000	41,200

Regal Entertainment Group sr. unsec.
sub. notes 5.75%, 6/15/23	153,000	159,120

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 6.125%, 8/15/21	165,000	166,650

Sabre GLBL, Inc. 144A company
guaranty sr. notes 5.375%, 4/15/23	145,000	151,163

Scientific Games International, Inc. company
guaranty sr. unsec. notes 10.00%, 12/1/22	461,000	505,371

Scientific Games International, Inc. company
guaranty sr. unsec. sub. notes 6.25%, 9/1/20	45,000	44,606

Scientific Games International, Inc. 144A company
guaranty sr. notes 7.00%, 1/1/22	216,000	230,040

Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 8/1/24	280,000	287,350

Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. sub. notes 6.00%, 7/15/24	105,000	111,563

10	Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (33.5%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.00%, 8/1/27	$90,000	$90,563

Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 4/15/27	155,000	159,650

Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 7/31/24	195,000	196,193

Spectrum Brands, Inc. company guaranty
sr. unsec. notes 5.75%, 7/15/25	95,000	101,897

Spectrum Brands, Inc. company guaranty
sr. unsec. sub. notes 6.625%, 11/15/22	15,000	15,750

Standard Industries, Inc. 144A sr. unsec.
notes 6.00%, 10/15/25	30,000	32,100

Standard Industries, Inc. 144A sr. unsec.
notes 5.375%, 11/15/24	201,000	211,804

SugarHouse HSP Gaming Prop. Mezz LP/
SugarHouse HSP Gaming Finance Corp. 144A
company guaranty sr. unsub. notes 5.875%, 5/15/25	100,000	97,500

Townsquare Media, Inc. 144A company
guaranty sr. unsec. notes 6.50%, 4/1/23	43,000	43,215

Tribune Media Co. company guaranty sr. unsec.
notes 5.875%, 7/15/22	130,000	136,175

Wolverine World Wide, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 9/1/26	87,000	85,804

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
144A company guaranty sr. unsec.
sub. notes 5.25%, 5/15/27	99,000	101,413

		10,406,828
Consumer staples (1.4%)
1011778 BC ULC/New Red Finance, Inc. 144A
company guaranty notes 6.00%, 4/1/22 (Canada)	123,000	127,459

1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)	100,000	99,369

Ashtead Capital, Inc. 144A company
guaranty notes 5.625%, 10/1/24	200,000	215,500

BlueLine Rental Finance Corp./BlueLine
Rental, LLC 144A company
guaranty sub. notes 9.25%, 3/15/24	258,000	268,320

Brand Energy & Infrastructure Services, Inc. 144A
sr. unsec. notes 8.50%, 7/15/25	80,000	82,800

CEC Entertainment, Inc. company
guaranty sr. unsec. sub. notes 8.00%, 2/15/22	104,000	108,420

Ceridian HCM Holding, Inc. 144A sr. unsec.
notes 11.00%, 3/15/21	395,000	417,219

Dean Foods Co. 144A company guaranty sr. unsec.
notes 6.50%, 3/15/23	135,000	142,088

Fresh Market, Inc. (The) 144A company
guaranty sr. notes 9.75%, 5/1/23	98,000	82,198

High Ridge Brands Co. 144A company
guaranty sr. unsec. notes 8.875%, 3/15/25	104,000	103,610

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.25%, 6/1/26	115,000	121,038

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.00%, 6/1/24	115,000	119,888

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 4.75%, 6/1/27	65,000	66,381

Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	130,000	134,713

Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	32,000	32,960

CORPORATE BONDS
AND NOTES (33.5%)* cont.	Principal amount		Value

Consumer staples cont.
Landry’s, Inc. 144A sr. unsec. notes 6.75%,
10/15/24		$80,000	$81,900

Pilgrim’s Pride Corp. 144A company
guaranty sr. unsec. notes 5.75%, 3/15/25		80,000	80,200

Pizzaexpress Financing 2 PLC company
guaranty sr. notes Ser. REGS, 6.625%,
8/1/21 (United Kingdom)	GBP	100,000	129,421

Prestige Brands, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 12/15/21		$104,000	107,120

Revlon Consumer Products Corp. company
guaranty sr. unsec. notes 6.25%, 8/1/24		104,000	90,480

Revlon Consumer Products Corp. company
guaranty sr. unsec. sub. notes 5.75%, 2/15/21		190,000	174,800

Rite Aid Corp. 144A company guaranty sr. unsec.
unsub. notes 6.125%, 4/1/23		238,000	233,686

			3,019,570
Energy (7.0%)
Alliance Resource Operating Partners LP/
Alliance Resource Finance Corp. 144A sr. unsec.
notes 7.50%, 5/1/25		60,000	63,075

Alta Mesa Holdings LP/Alta Mesa Finance
Services Corp. 144A company guaranty sr. unsec.
notes 7.875%, 12/15/24		360,000	362,700

Antero Resources Corp. company
guaranty sr. unsec. notes 5.625%, 6/1/23		40,000	40,500

Antero Resources Finance Corp. company
guaranty sr. unsec. sub. notes 5.375%, 11/1/21		150,000	151,500

Ascent Resources Utica Holdings, LLC/ARU
Finance Corp. 144A sr. unsec. notes 10.00%,
4/1/22		67,000	67,000

Baytex Energy Corp. 144A company
guaranty sr. unsec. sub. notes 5.125%, 6/1/21
(Canada)		12,000	10,575

California Resources Corp. company
guaranty sr. unsec. sub. notes 5.00%, 1/15/20		78,000	52,260

California Resources Corp. 144A company
guaranty notes 8.00%, 12/15/22		181,000	114,483

Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.875%, 3/31/25		269,000	286,821

Cheniere Corpus Christi Holdings, LLC 144A
company guaranty sr. bonds 5.125%, 6/30/27		100,000	102,500

Chesapeake Energy Corp. company
guaranty sr. unsec. notes 5.75%, 3/15/23		20,000	18,000

Chesapeake Energy Corp. 144A company
guaranty notes 8.00%, 12/15/22		92,000	97,290

Chesapeake Energy Corp. 144A company
guaranty sr. unsec. bonds 8.00%, 6/15/27		43,000	42,248

Chesapeake Energy Corp. 144A company
guaranty sr. unsec. notes 8.00%, 1/15/25		93,000	92,070

Concho Resources, Inc. company
guaranty sr. unsec. notes 5.50%, 4/1/23		256,000	263,680

Concho Resources, Inc. company
guaranty sr. unsec. notes 4.375%, 1/15/25		101,000	103,020

Continental Resources, Inc. company
guaranty sr. unsec. bonds 4.90%, 6/1/44		20,000	16,700

Continental Resources, Inc. company
guaranty sr. unsec. notes 3.80%, 6/1/24		376,000	344,273

Continental Resources, Inc. company
guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		67,000	63,985

Covey Park Energy, LLC/Covey Park Finance Corp.
144A company guaranty sr. unsec. notes 7.50%,
5/15/25		78,000	78,000

Putnam VT Diversified Income Fund	11

CORPORATE BONDS
AND NOTES (33.5%)* cont.	Principal amount	Value

Energy cont.
Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6.375%, 8/15/21	$32,000	$19,200

Denbury Resources, Inc. 144A company
guaranty notes 9.00%, 5/15/21	55,000	52,388

Diamondback Energy, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 5/31/25	190,000	192,850

Diamondback Energy, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 11/1/24	50,000	49,750

Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. notes 8.125%, 9/15/23	150,000	158,438

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. sub. notes 9.375%,
5/1/20	221,000	173,485

EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty notes 8.00%, 2/15/25	70,000	52,150

EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty sr. notes 8.00%, 11/29/24	37,000	36,908

FTS International, Inc. company
guaranty sr. notes 6.25%, 5/1/22	43,000	34,830

FTS International, Inc. 144A company
guaranty sr. sub. FRN 8.746%, 6/15/20	30,000	30,075

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
unsub. notes 9.25%, 4/23/19 (Russia)	217,000	241,084

Holly Energy Partners LP/Holly Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 6.00%, 8/1/24	141,000	146,993

Laredo Petroleum, Inc. company
guaranty sr. unsec. notes 7.375%, 5/1/22	48,000	48,480

Laredo Petroleum, Inc. company
guaranty sr. unsec. sub. notes 5.625%, 1/15/22	105,000	101,850

Lukoil International Finance BV 144A company
guaranty sr. unsec. unsub. bonds 6.656%, 6/7/22
(Russia)	430,000	482,589

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 7.00%, 3/31/24 (Canada)	18,000	13,995

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6.375%, 1/30/23 (Canada)	70,000	54,075

MEG Energy Corp. 144A notes 6.50%, 1/15/25
(Canada)	40,000	36,400

Murray Energy Corp. 144A notes 11.25%, 4/15/21	92,000	69,460

Newfield Exploration Co. sr. unsec.
unsub. notes 5.75%, 1/30/22	87,000	91,568

Newfield Exploration Co. sr. unsec.
unsub. notes 5.375%, 1/1/26	80,000	82,800

Noble Holding International, Ltd. company
guaranty sr. unsec. unsub. notes 7.75%, 1/15/24	127,000	100,489

Oasis Petroleum, Inc. company guaranty sr. unsec.
sub. notes 6.875%, 1/15/23	110,000	106,425

Oasis Petroleum, Inc. company guaranty sr. unsec.
unsub. notes 6.875%, 3/15/22	119,000	115,430

Parsley Energy LLC/Parsley Finance Corp. 144A
company guaranty sr. unsec. sub. notes 5.375%,
1/15/25	45,000	45,338

Pertamina Persero PT 144A sr. unsec.
unsub. notes 4.875%, 5/3/22 (Indonesia)	200,000	213,539

Pertamina Persero PT 144A sr. unsec.
unsub. notes 4.30%, 5/20/23 (Indonesia)	285,000	295,148

Petrobras Global Finance BV company
guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27
(Brazil)	1,590,000	1,682,220

CORPORATE BONDS
AND NOTES (33.5%)* cont.	Principal amount	Value

Energy cont.
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44
(Brazil)	$711,000	$699,091

Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 8.75%, 5/23/26
(Brazil)	270,000	310,500

Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 8.375%, 5/23/21
(Brazil)	572,000	640,285

Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.25%, 3/17/24
(Brazil)	566,000	575,198

Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.125%, 1/17/22
(Brazil)	132,000	136,125

Petroleos de Venezuela SA company
guaranty sr. unsec. bonds Ser. REGS, 6.00%,
11/15/26 (Venezuela)	688,000	254,560

Petroleos de Venezuela SA company
guaranty sr. unsec. unsub. notes 5.375%, 4/12/27
(Venezuela)	1,103,000	395,701

Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 6.00%, 11/15/26
(Venezuela)	760,000	281,200

Petroleos Mexicanos company guaranty sr. unsec.
unsub. bonds 6.625%, 6/15/35 (Mexico)	380,000	392,825

Petroleos Mexicanos company guaranty sr. unsec.
unsub. bonds 5.625%, 1/23/46 (Mexico)	475,000	421,088

Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 4.50%, 1/23/26 (Mexico)	1,784,000	1,734,050

Precision Drilling Corp. company
guaranty sr. unsec. notes 5.25%, 11/15/24
(Canada)	6,000	5,235

Precision Drilling Corp. 144A company
guaranty sr. unsec. notes 7.75%, 12/15/23
(Canada)	45,000	44,775

Range Resources Corp. 144A company
guaranty sr. unsec. sub. notes 5.75%, 6/1/21	209,000	213,180

Rose Rock Midstream LP/Rose Rock Finance Corp.
company guaranty sr. unsec. sub. notes 5.625%,
11/15/23	76,000	72,200

Rose Rock Midstream LP/Rose Rock Finance Corp.
company guaranty sr. unsec. sub. notes 5.625%,
7/15/22	26,000	25,025

SemGroup Corp. 144A company guaranty sr. unsec.
notes 6.375%, 3/15/25	85,000	82,238

Seven Generations Energy, Ltd. 144A sr. unsec.
sub. notes 8.25%, 5/15/20 (Canada)	133,000	138,985

Seventy Seven Energy, Inc. escrow sr. unsec.
notes 6.50%, 7/15/22 F	20,000	2

Shelf Drilling Holdings, Ltd. 144A company
guaranty notes 9.50%, 11/2/20	95,000	92,150

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21	107,000	104,058

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	64,000	56,640

SM Energy Co. sr. unsec. unsub. notes 6.50%,
1/1/23	31,000	29,605

SM Energy Co. sr. unsec. unsub. notes 6.125%,
11/15/22	98,000	93,100

Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A company
guaranty sr. unsec. bonds 5.375%, 2/1/27	80,000	82,800

12	Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (33.5%)* cont.	Principal amount	Value

Energy cont.
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A company
guaranty sr. unsec. notes 5.125%, 2/1/25	$40,000	$41,200

Tesoro Logistics LP/Tesoro Logistics
Finance Corp. company guaranty sr. unsec.
notes 5.25%, 1/15/25	53,000	55,650

Weatherford International, Ltd. company
guaranty sr. unsec. unsub. notes 8.25%, 6/15/23	25,000	25,000

Weatherford International, Ltd. 144A company
guaranty sr. unsec. sub. notes 9.875%, 2/15/24	45,000	47,025

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	39,000	42,315

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20	164,000	172,200

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%,
1/15/22	297,000	294,030

		14,656,673
Financials (4.8%)
Alliance Data Systems Corp. 144A company
guaranty sr. unsec. notes 5.375%, 8/1/22	150,000	151,500

Ally Financial, Inc. company guaranty sr. unsec.
notes 8.00%, 11/1/31	338,000	414,050

Ally Financial, Inc. sub. unsec. notes 5.75%,
11/20/25	85,000	89,463

American International Group, Inc. jr. unsec.
sub. FRB 8.175%, 5/15/58	72,000	97,200

ASP AMC Merger Sub, Inc. 144A sr. unsec.
notes 8.00%, 5/15/25	126,000	119,385

Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	50,000	54,250

Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	80,000	88,954

CBRE Services, Inc. company guaranty sr. unsec.
notes 5.25%, 3/15/25	75,000	81,673

CIT Group, Inc. sr. unsec. sub. notes 5.00%,
8/1/23	125,000	134,688

CIT Group, Inc. sr. unsec. unsub. notes 5.00%,
8/15/22	325,000	350,188

CNG Holdings, Inc./OH 144A sr. notes 9.375%,
5/15/20	43,000	38,055

CNO Financial Group, Inc. sr. unsec.
unsub. notes 5.25%, 5/30/25	174,000	184,266

Credit Acceptance Corp. company
guaranty sr. unsec. notes 6.125%, 2/15/21	119,000	121,975

DFC Finance Corp. 144A company
guaranty sr. notes 10.50%, 6/15/20	100,000	59,000

Dresdner Funding Trust I jr. unsec.
sub. notes 8.151%, 6/30/31	250,000	313,889

Dresdner Funding Trust I 144A jr. unsec.
sub. notes 8.151%, 6/30/31	100,000	125,556

ESH Hospitality, Inc. 144A company
guaranty sr. unsec. notes 5.25%, 5/1/25 R	80,000	82,900

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A
sr. unsec. sub. notes 8.125%, 7/15/19 ‡‡	53,000	53,133

HUB International, Ltd. 144A sr. unsec.
notes 7.875%, 10/1/21	220,000	229,350

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.75%, 2/1/24	75,000	78,195

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.25%, 2/1/22	75,000	78,188

CORPORATE BONDS
AND NOTES (33.5%)* cont.	Principal amount	Value

Financials cont.
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.00%, 8/1/20	$68,000	$69,998

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 5.875%, 2/1/22	195,000	199,631

Intelsat Connect Finance SA 144A company
guaranty sr. unsec. sub. notes 12.50%, 4/1/22
(Luxembourg)	9,000	8,089

Intesa Sanpaolo SpA 144A company guaranty jr.
unsec. sub. FRB 7.70%, perpetual maturity
(Italy)	200,000	207,750

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22 R	45,000	46,125

iStar, Inc. sr. unsec. notes 5.00%, 7/1/19 R	10,000	10,100

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN
6.657%, perpetual maturity (United Kingdom)	125,000	141,719

LPL Holdings, Inc. 144A company
guaranty sr. unsec. notes 5.75%, 9/15/25	125,000	130,000

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes 6.50%,
7/1/21	270,000	276,075

OneMain Financial Holdings, LLC 144A company
guaranty sr. unsec. sub. notes 6.75%, 12/15/19	64,000	67,200

OneMain Financial Holdings, LLC 144A company
guaranty sr. unsec. unsub. notes 7.25%, 12/15/21	83,000	87,254

Provident Funding Associates LP/PFG Finance Corp.
144A sr. unsec. notes 6.375%, 6/15/25	135,000	138,375

Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 8.00%, perpetual maturity
(United Kingdom)	200,000	217,136

Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 7.648%, perpetual maturity
(United Kingdom)	95,000	116,613

Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 7.50%, perpetual maturity
(United Kingdom)	200,000	206,400

Russian Agricultural Bank OJSC Via RSHB Capital
SA 144A sr. unsec. unsub. notes 7.75%, 5/29/18
(Russia)	900,000	939,704

Sberbank of Russia Via SB Capital SA 144A
sr. unsec. notes 6.125%, 2/7/22 (Russia)	250,000	271,875

Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 8.25%, 12/15/20	50,000	56,125

Springleaf Finance Corp. sr. unsec.
unsub. notes 5.25%, 12/15/19	46,000	47,845

Stearns Holdings, Inc. 144A company
guaranty sr. notes 9.375%, 8/15/20	43,000	44,290

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. notes 5.25%, 4/15/21	300,000	307,500

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 3/1/24	70,000	73,150

Tempo Acquisition, LLC/Tempo Acquisition
Finance Corp. 144A sr. unsec. notes 6.75%,
6/1/25	107,000	109,408

TMX Finance, LLC/TitleMax Finance Corp. 144A
company guaranty sr. notes 8.50%, 9/15/18	25,000	23,750

TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
company guaranty sr. unsec. unsub. notes 5.875%,
6/15/24	131,000	138,205

Putnam VT Diversified Income Fund	13

CORPORATE BONDS
AND NOTES (33.5%)* cont.	Principal amount		Value

Financials cont.
UBS AG/Jersey jr. unsec. sub. FRN Ser. EMTN,
7.152%, perpetual maturity (Jersey)	EUR	200,000	$235,840

USIS Merger Sub, Inc. 144A sr. unsec.
notes 6.875%, 5/1/25		$114,000	115,995

Vnesheconombank Via VEB Finance PLC 144A
sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)		255,000	282,475

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6.875%, 5/29/18 (Russia)		1,298,000	1,344,969

VTB Bank OJSC Via VTB Capital SA 144A unsec.
sub. bonds 6.95%, 10/17/22 (Russia)		700,000	756,000

VTB Bank PJSC via VTB Eurasia DAC 144A unsec.
sub. FRN 9.50%, perpetual maturity (Russia)		300,000	333,000

Werner FinCo LP/Werner FinCo, Inc. 144A company
guaranty sr. unsec. notes 8.75%, 7/15/25		126,000	126,945

			10,075,399
Health care (2.4%)
AMAG Pharmaceuticals, Inc. 144A company
guaranty sr. unsec. notes 7.875%, 9/1/23		130,000	124,963

Centene Corp. sr. unsec. unsub. notes 6.125%,
2/15/24		155,000	167,583

Centene Corp. sr. unsec. unsub. notes 4.75%,
1/15/25		34,000	34,935

Centene Corp. sr. unsec. unsub. notes 4.75%,
5/15/22		135,000	140,906

CHS/Community Health Systems, Inc. company
guaranty sr. notes 6.25%, 3/31/23		60,000	61,941

CHS/Community Health Systems, Inc. company
guaranty sr. unsec. notes 6.875%, 2/1/22		247,000	215,816

CHS/Community Health Systems, Inc. company
guaranty sr. unsec. unsub. notes 8.00%, 11/15/19		17,000	17,085

CHS/Community Health Systems, Inc. company
guaranty sr. unsec. unsub. notes 7.125%, 7/15/20		42,000	40,898

Concordia International Corp. 144A company
guaranty sr. unsec. notes 7.00%, 4/15/23
(Canada)		120,000	18,000

Concordia International Corp. 144A
sr. notes 9.00%, 4/1/22 (Canada)		25,000	18,875

Eagle Holding Co II, LLC 144A sr. unsec.
unsub. notes 7.625%, 5/15/22 ‡‡		40,000	41,150

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A
company guaranty sr. unsec. unsub. notes 6.00%,
7/15/23 (Ireland)		200,000	168,000

Endo Finance, LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. unsub. notes 5.375%, 1/15/23		158,000	131,930

Halyard Health, Inc. company guaranty sr. unsec.
unsub. notes 6.25%, 10/15/22		156,000	162,630

HCA, Inc. company guaranty sr. bonds 5.25%,
6/15/26		130,000	140,205

HCA, Inc. company guaranty sr. notes 6.50%,
2/15/20		227,000	247,714

HCA, Inc. company guaranty sr. sub. bonds 5.50%,
6/15/47		205,000	212,175

HCA, Inc. company guaranty sr. unsec.
unsub. notes 7.50%, 2/15/22		74,000	85,193

Jaguar Holding Co. II/Pharmaceutical Product
Development, LLC 144A company
guaranty sr. unsec. notes 6.375%, 8/1/23		150,000	158,063

Kinetic Concepts, Inc./KCI USA, Inc. 144A company
guaranty sub. notes 12.50%, 11/1/21		109,000	122,625

CORPORATE BONDS
AND NOTES (33.5%)* cont.	Principal amount	Value

Health care cont.
Mallinckrodt International Finance
SA/Mallinckrodt CB, LLC 144A company
guaranty sr. unsec. unsub. notes 5.50%,
4/15/25 (Luxembourg)	$132,000	$115,830

Molina Healthcare, Inc. company
guaranty sr. unsec. notes 5.375%, 11/15/22	105,000	111,169

Molina Healthcare, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 6/15/25	25,000	25,188

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical
Diagnostics SA 144A sr. unsec. notes 6.625%,
5/15/22	245,000	233,975

Patheon Holdings I BV 144A sr. unsec.
sub. notes 7.50%, 2/1/22 (Netherlands)	124,000	131,750

Service Corp. International/US sr. unsec.
unsub. notes 5.375%, 5/15/24	478,000	504,840

Sterigenics-Nordion Holdings, LLC 144A sr. unsec.
notes 6.50%, 5/15/23	90,000	92,700

Tenet Healthcare Corp. company guaranty sr. FRN
4.746%, 6/15/20	155,000	156,550

Tenet Healthcare Corp. company
guaranty sr. notes 6.25%, 11/1/18	342,000	360,810

Tenet Healthcare Corp. company
guaranty sr. notes 4.75%, 6/1/20	35,000	36,225

Tenet Healthcare Corp. company
guaranty sr. sub. notes 6.00%, 10/1/20	164,000	175,685

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 6.125%,
4/15/25	193,000	163,326

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 5.875%,
5/15/23	289,000	247,818

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 5.50%, 3/1/23	80,000	67,899

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 5.375%,
3/15/20	114,000	110,153

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsub. notes 7.00%, 3/15/24	130,000	136,663

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsub. notes 6.50%, 3/15/22	45,000	47,194

WellCare Health Plans, Inc. sr. unsec.
notes 5.25%, 4/1/25	60,000	62,850

		5,091,312
Technology (1.5%)
Avaya, Inc. 144A company
guaranty sr. notes 7.00%, 4/1/19 (In default) †	506,000	406,065

Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. unsec. notes 7.125%,
6/15/24	583,000	640,866

First Data Corp. 144A company guaranty sr. unsec.
unsub. notes 7.00%, 12/1/23	180,000	192,150

First Data Corp. 144A notes 5.75%, 1/15/24	170,000	176,588

First Data Corp. 144A sr. notes 5.375%, 8/15/23	150,000	156,750

Inception Merger Sub, Inc./Rackspace
Hosting, Inc. 144A sr. unsec. notes 8.625%,
11/15/24	156,000	166,140

Infor Software Parent, LLC/Infor Software
Parent, Inc. 144A company guaranty sr. unsec.
notes 7.125%, 5/1/21 ‡‡	264,000	271,920

Infor US, Inc. company guaranty sr. unsec.
notes 6.50%, 5/15/22	188,000	194,580

Infor US, Inc. 144A company
guaranty sr. notes 5.75%, 8/15/20	51,000	52,658

14	Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (33.5%)* cont.	Principal amount	Value

Technology cont.
Iron Mountain, Inc. company guaranty sr. unsec.
notes 6.00%, 8/15/23 R	$210,000	$223,125

Micron Technology, Inc. company
guaranty sr. unsec. unsub. notes 5.875%, 2/15/22	181,000	189,371

Solera, LLC / Solera Finance, Inc. 144A
sr. unsec. notes 10.50%, 3/1/24	176,000	202,180

Techem Energy Metering Service GmbH & Co.
KG 144A company guaranty sr. unsec.
sub. notes 7.875%, 10/1/20 (Germany) EUR	230,000	272,404

		3,144,797
Transportation (0.2%)
Air Medical Merger Sub Corp. 144A sr. unsec.
notes 6.375%, 5/15/23	$190,000	180,025

Watco Cos., LLC/Watco Finance Corp. 144A company
guaranty sr. unsec. notes 6.375%, 4/1/23	235,000	244,988

		425,013
Utilities and power (1.2%)
AES Corp./Virginia (The) sr. unsec. notes 5.50%,
4/15/25	280,000	293,300

AES Corp./Virginia (The) sr. unsec. notes 4.875%,
5/15/23	85,000	86,594

AES Corp./Virginia (The) sr. unsec.
unsub. notes 7.375%, 7/1/21	180,000	206,100

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	377,000	353,438

Calpine Corp. 144A company
guaranty sr. notes 6.00%, 1/15/22	50,000	51,625

Calpine Corp. 144A company
guaranty sr. sub. notes 5.875%, 1/15/24	40,000	41,200

Colorado Interstate Gas Co., LLC company
guaranty sr. unsec. notes 6.85%, 6/15/37	290,000	324,196

Dynegy, Inc. company guaranty sr. unsec.
notes 7.375%, 11/1/22	206,000	203,425

Dynegy, Inc. company guaranty sr. unsec.
notes 6.75%, 11/1/19	110,000	113,438

Dynegy, Inc. company guaranty sr. unsec.
unsub. notes 7.625%, 11/1/24	132,000	128,040

Energy Transfer Equity LP sr. sub. notes 5.875%,
1/15/24	80,000	84,800

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%,
10/15/20 (In default) †	195,000	116,025

NRG Energy, Inc. company guaranty sr. unsec.
notes 7.25%, 5/15/26	80,000	82,600

NRG Energy, Inc. company guaranty sr. unsec.
notes 6.625%, 1/15/27	148,000	148,185

NRG Energy, Inc. company guaranty sr. unsec.
sub. notes 7.875%, 5/15/21	93,000	96,023

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4.50%, 11/1/23	69,000	71,596

Southern Star Central Corp. 144A sr. unsec.
notes 5.125%, 7/15/22	199,000	202,483

Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. escrow company
guaranty sr. notes 11.50%, 10/1/20	119,000	298

		2,603,366

Total corporate bonds and notes (cost $70,213,837)		$70,803,684

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (7.2%)*	Principal amount		Value

Argentina (Republic of) sr. unsec.
unsub. bonds 7.625%, 4/22/46 (Argentina)		$265,000	$271,228

Argentina (Republic of) sr. unsec.
unsub. bonds 6.625%, 7/6/28 (Argentina)		160,000	160,800

Argentina (Republic of) sr. unsec.
unsub. notes 6.875%, 1/26/27 (Argentina)		1,233,000	1,277,388

Brazil (Federal Republic of) unsec.
notes Ser. NTNF, 10.00%, 1/1/23 (Brazil)
(Units)	BRL	2,630	785,651

Buenos Aires (Province of) unsec.
FRN 24.08%, 5/31/22 (Argentina)	ARS	6,180,000	380,162

Buenos Aires (Province of) 144A sr. unsec.
unsub. bonds 7.875%, 6/15/27 (Argentina)		$550,000	567,875

Buenos Aires (Province of) 144A sr. unsec.
unsub. notes 10.875%, 1/26/21 (Argentina)		1,075,000	1,225,500

Buenos Aires (Province of) 144A sr. unsec.
unsub. notes 9.125%, 3/16/24 (Argentina)		430,000	483,322

Buenos Aires (Province of) 144A sr. unsec.
unsub. notes 6.50%, 2/15/23 (Argentina)		180,000	183,780

Costa Rica (Republic of) 144A sr. unsec.
unsub. notes 7.00%, 4/4/44 (Costa Rica)		200,000	208,000

Egypt (Arab Republic of) 144A sr. unsec.
bonds 8.50%, 1/31/47 (Egypt)		400,000	430,500

Egypt (Arab Republic of) 144A sr. unsec.
notes 6.125%, 1/31/22 (Egypt)		200,000	203,909

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, 3.00%, 2/24/40 (Greece)	EUR	16,000	13,215

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/33 (Greece) ††	EUR	62,000	54,428

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/32 (Greece) ††	EUR	674,000	600,081

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/30 (Greece) ††	EUR	941,933	866,279

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/29 (Greece) ††	EUR	1,152,267	1,079,552

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/28 (Greece) ††	EUR	631,533	609,200

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/27 (Greece) ††	EUR	106,000	106,382

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/26 (Greece) ††	EUR	148,000	150,692

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/25 (Greece) ††	EUR	541,753	557,697

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/24 (Greece) ††	EUR	131,000	136,847

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/23 (Greece) ††	EUR	782,192	828,369

Indonesia (Republic of) 144A sr. unsec.
notes 4.75%, 1/8/26 (Indonesia)		$300,000	322,500

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6.625%, 2/17/37 (Indonesia)		575,000	713,000

Indonesia (Republic of) 144A sr. unsec.
unsub. notes 5.95%, 1/8/46 (Indonesia)		300,000	355,875

Putnam VT Diversified Income Fund	15

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (7.2%)* cont.	Principal amount		Value

Indonesia (Republic of) 144A sr. unsec.
unsub. notes 4.35%, 1/8/27 (Indonesia)		$220,000	$229,420

Ivory Coast (Republic of) 144A sr. unsec.
bonds 6.125%, 6/15/33 (Ivory Coast)		515,000	496,081

Russia (Federation of) 144A sr. unsec.
notes 4.50%, 4/4/22 (Russia)		235,000	247,925

Russia (Federation of) 144A sr. unsec.
unsub. bonds 12.75%, 6/24/28 (Russia)		354,000	618,173

Russia (Federation of) 144A sr. unsec.
unsub. bonds 5.625%, 4/4/42 (Russia)		200,000	216,500

Turkey (Republic of) unsec. notes
11.00%, 3/2/22 (Turkey)	TRY	1,011,000	292,658

Ukraine (Government of) 144A unsec.
notes 7.75%, 9/1/27 (Ukraine)		$176,000	170,474

United Mexican States sr. unsec. notes
Ser. GMTN, 5.75%, 10/12/10 (Mexico)		220,000	227,886

Venezuela (Bolivarian Republic of) sr. unsec.
bonds 7.00%, 3/31/38 (Venezuela)		265,000	110,638

Total foreign government and agency bonds
and notes (cost $14,223,682)			$15,181,987

SENIOR LOANS (1.9%)* [c]	Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B,
5.168%, 7/2/22	$193,797	$151,323

ASP AMC Merger Sub, Inc. bank term loan FRN
Ser. B, 4.573%, 4/13/24	63,924	63,231

Asurion, LLC bank term loan FRN 8.545%, 3/3/21	140,000	140,583

Avaya, Inc. bank term loan FRN Ser. B6, 6.667%,
3/31/18 (In default) †	140,056	111,228

Avaya, Inc. bank term loan FRN Ser. B7, 6.417%,
5/29/20 (In default) †	214,235	172,102

BWAY Corp. bank term loan FRN Ser. B, 4.326%,
4/3/24	55,000	54,921

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B6, 11.75%,
3/1/18 (In default) †	264,788	315,429

Caesars Growth Properties Holdings, LLC bank term
loan FRN Ser. L, 4.045%, 5/8/21	326,359	327,583

Capital Automotive LP bank term loan FRN 7.03%,
3/24/25	43,000	43,502

Casella Waste Systems, Inc. bank term loan FRN
Ser. B, 3.959%, 10/17/23	358,200	359,319

CCC Information Services, Inc. bank term loan FRN
7.791%, 3/30/25	53,000	54,226

Chesapeake Energy Corp. bank term loan FRN
8.686%, 8/23/21	235,000	249,981

CPG International, Inc. bank term loan FRN
4.897%, 5/3/24	33,481	33,411

First Data Corp. bank term loan FRN 3.716%,
4/26/24	98,971	98,909

Gates Global, LLC/Gates Global Co. bank term loan
FRN Ser. B, 4.408%, 3/31/24	57,758	57,782

Getty Images, Inc. bank term loan FRN Ser. B,
4.75%, 10/18/19	264,087	242,960

iHeartCommunications, Inc. bank term loan FRN
Ser. D, 7.795%, 1/30/19	319,000	259,347

Kronos, Inc./MA bank term loan FRN 9.42%, 11/1/24	80,000	82,717

Kronos, Inc./MA bank term loan FRN Ser. B, 4.68%,
11/1/23	44,888	45,159

MEG Energy Corp. bank term loan FRN 4.696%,
12/31/23	103,000	100,039

SENIOR LOANS (1.9%)* [c] cont.	Principal amount	Value

Navistar, Inc. bank term loan FRN Ser. B, 5.09%,
8/7/20	$147,750	$149,166

Neiman Marcus Group, Ltd., Inc. bank term loan
FRN 4.339%, 10/25/20	172,491	129,153

Ortho-Clinical Diagnostics, Inc. bank term loan
FRN Ser. B, 4.783%, 6/30/21	77,800	77,341

Patheon Holdings I BV bank term loan FRN Ser. B,
4.406%, 4/20/24	121,563	121,689

PetSmart, Inc. bank term loan FRN Ser. B, 4.22%,
3/10/22	45,000	41,681

Revlon Consumer Products Corp. bank term loan FRN
Ser. B, 4.544%, 9/7/23	158,800	147,618

Solenis International LP bank term loan FRN
7.952%, 7/31/22	31,000	30,845

Talbots, Inc. (The) bank term loan FRN 9.545%,
3/19/21	59,964	51,270

Talbots, Inc. (The) bank term loan FRN 5.545%,
3/19/20	96,662	90,379

Valeant Pharmaceuticals International, Inc. bank
term loan FRN Ser. BF1, 5.83%, 4/1/22	79,256	80,295

Vertiv Intermediate Holding II Corp. bank term
loan FRN Ser. B, 5.06%, 11/30/23	62,899	63,135

Yonkers Racing Corp. bank term loan FRN 4.30%,
5/31/24	115,000	114,856

Total senior loans (cost $4,242,754)		$4,061,180

PURCHASED SWAP OPTIONS OUTSTANDING (1.0%)*
Counterparty
Fixed right % to receive or (pay)/
Floating rate index/	Expiration	Contract
Maturity date	date/strike	amount	Value

Bank of America N.A.
(2.214)/3 month USD-LIBOR-BBA/
Aug-19	Aug-17/2.214	$24,869,500	$22,383

1.495/3 month USD-LIBOR-BBA/
Jul-18	Jul-17/1.495	29,843,400	11,639

(1.495)/3 month USD-LIBOR-BBA/
Jul-18	Jul-17/1.495	29,843,400	298

Barclays Bank PLC
(1.0625)/3 month GBP-LIBOR-BBA/
Jul-27	Jul-17/1.0625	GBP 3,410,000	122,048

(0.51)/3 month GBP-LIBOR-BBA/
Sep-18	Sep-17/0.51	GBP 24,211,000	24,596

Citibank, N.A.
(2.124)/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/2.124	$14,921,700	209,803

(2.518)/3 month USD-LIBOR-BBA/
May-49	May-19/2.518	2,188,500	200,051

2.25/3 month USD-LIBOR-BBA/
Sep-27	Sep-17/2.25	19,895,600	165,531

(2.506)/3 month USD-LIBOR-BBA/
Jul-47	Jul-17/2.506	8,078,000	123,432

(2.57)/3 month USD-LIBOR-BBA/
Nov-22	Nov-17/2.57	9,947,800	99,478

(1.975)/3 month USD-LIBOR-BBA/
Nov-22	Nov-17/1.975	9,947,800	91,619

(1.896)/3 month USD-LIBOR-BBA/
Dec-22	Dec-17/1.896	6,386,000	77,015

(2.488)/3 month USD-LIBOR-BBA/
Jul-47	Jul-17/2.488	4,039,000	71,369

2.57/3 month USD-LIBOR-BBA/
Nov-22	Nov-17/2.57	9,947,800	66,352

16	Putnam VT Diversified Income Fund

PURCHASED SWAP OPTIONS OUTSTANDING (1.0%)* cont.
Counterparty
Fixed right % to receive or (pay)/
Floating rate index/	Expiration	Contract
Maturity date	date/strike	amount	Value

Citibank, N.A. cont.
1.975/3 month USD-LIBOR-BBA/
Nov-22	Nov-17/1.975	$9,947,800	$63,566

1.6125/3 month USD-LIBOR-BBA/
Aug-18	Aug-17/1.6125	39,791,200	50,137

1.896/3 month USD-LIBOR-BBA/
Dec-22	Dec-17/1.896	6,386,000	32,569

2.34/3 month USD-LIBOR-BBA/
Jul-47	Jul-17/2.34	8,078,000	10,663

2.326/3 month USD-LIBOR-BBA/
Jul-47	Jul-17/2.326	4,039,000	4,362

1.9275/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/1.9275	14,921,700	2,387

2.08475/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/2.08475	9,947,800	696

(2.491)/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/2.491	9,947,800	199

Credit Suisse International
2.3724/3 month USD-LIBOR-BBA/
Aug-27	Aug-17/2.3724	5,011,500	62,644

(2.325)/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/2.325	14,921,700	55,956

2.8472/3 month USD-LIBOR-BBA/
Aug-27	Aug-17/2.8472	5,011,500	43,750

2.06375/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/2.06375	42,387,300	22,041

1.446/3 month USD-LIBOR-BBA/
Jul-18	Jul-17/1.446	29,843,400	4,178

(2.7225)/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/2.7225	29,843,400	895

Goldman Sachs International
(1.095)/3 month GBP-LIBOR-BBA/
Jul-27	Jul-17/1.095	GBP 3,410,000	109,524

2.525/3 month USD-LIBOR-BBA/
Aug-37	Aug-17/2.525	$4,973,900	77,046

(1.83)/3 month USD-LIBOR-BBA/
Sep-22	Sep-17/1.83	6,048,000	57,637

1.884/3 month USD-LIBOR-BBA/
Jul-18	Jul-17/1.884	29,843,400	32,529

(2.234)/3 month USD-LIBOR-BBA/
Aug-19	Aug-17/2.234	24,869,500	19,647

1.83/3 month USD-LIBOR-BBA/
Sep-22	Sep-17/1.83	6,048,000	12,519

(-0.108)/6 month EUR-EURIBOR-
Reuters/Aug-19	Aug-17/(0.108)	EUR 17,050,000	11,295

-0.108/6 month EUR-EURIBOR-
Reuters/Aug-19	Aug-17/(0.108)	EUR 17,050,000	10,321

1.44/3 month USD-LIBOR-BBA/
Jul-18	Jul-17/1.44	$29,843,400	3,581

JPMorgan Chase Bank N.A.
(2.81025)/3 month USD-LIBOR-BBA/
Oct-27	Oct-17/2.81025	19,895,600	30,241

1.999/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/1.999	9,947,800	1,094

PURCHASED SWAP OPTIONS OUTSTANDING (1.0%)* cont.
Counterparty
Fixed right % to receive or (pay)/
Floating rate index/	Expiration	Contract
Maturity date	date/strike	amount	Value

Royal Bank of Scotland PLC (The)
(0.5715)/3 month GBP-LIBOR-BBA/
Aug-19	Aug-17/0.5715	GBP 17,050,000	$74,171

(0.561)/3 month GBP-LIBOR-BBA/
Aug-19	Aug-17/0.561	GBP 8,525,000	39,195

0.5715/3 month GBP-LIBOR-BBA/
Aug-19	Aug-17/0.5715	GBP 17,050,000	4,219

0.561/3 month GBP-LIBOR-BBA/
Aug-19	Aug-17/0.561	GBP 8,525,000	1,888

Total purchased swap options outstanding (cost $2,327,207)			$2,124,564

PURCHASED OPTIONS	Expiration	Contract
OUTSTANDING (0.1%)*	date/Strike price	amount	Value

Federal National Mortgage Association
30 yr 3.00% TBA commitments
(Call)	Aug-17/$100.42	$50,000,000	$128,350

Federal National Mortgage Association
30 yr 2.50% TBA commitments
(Call)	Aug-17/96.53	3,000,000	12,603

USD/CNH (Put)	Oct-17/CNH 6.70	10,712,850	20,472

USD/CNH (Put)	Oct-17/CNH 6.70	10,712,850	19,412

USD/JPY (Put)	Nov-17/JPY 107.00	6,387,750	45,123

Total purchased options outstanding (cost $466,130)			$225,960

PREFERRED STOCKS (0.1%)*	Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP	6,980	$182,876

Total preferred stocks (cost $175,813)		$182,876

COMMON STOCKS (0.1%)*	Shares	Value

CHC Group, LLC (acquired 3/23/17,
cost $10,107) (Cayman Islands) † ∆∆	697	$4,879

Halcon Resources Corp. †	11,413	51,815

Milagro Oil & Gas, Inc. (Units) † F	98	7,938

SandRidge Energy, Inc. †	3,221	55,435

Tervita Corp. Class A (Canada) †	191	1,362

Texas Competitive Electric Holdings Co.,
LLC/TCEH Finance, Inc. (Rights) † F	10,369	10,887

Triangle USA Petroleum Corp. † F	537	7,389

Tribune Media Co. Class 1C † F	55,356	13,839

Total common stocks (cost $269,894)		$153,544

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value

CHC Group, LLC/CHC Finance
Ltd. cv. notes Ser. AI, zero %, 10/1/20
(acquired 2/2/17, cost $24,845)
(Cayman Islands) ∆∆	$35,887	$54,907

Total convertible bonds and notes (cost $25,629)		$54,907

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value

Triangle USA Petroleum Corp. 6.75% cv. pfd. † F	13	$13,000

Total convertible preferred stocks (cost $13,000)		$13,000

WARRANTS (—%)* †	Expiration date	Strike price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	3,100	$1,922

Total warrants (cost $—)				$1,922

Putnam VT Diversified Income Fund	17

		Principal amount/
SHORT-TERM INVESTMENTS (8.7%)*		shares	Value

Putnam Short Term Investment
Fund 1.07% L	Shares	11,656,706	$11,656,706

U.S. Treasury Bills 0.895%, 8/17/17 ∆ §		$130,000	129,853

U.S. Treasury Bills 0.875%, 8/10/17 # ∆ §		1,317,000	1,315,788

U.S. Treasury Bills 0.866%, 8/3/17 # ∆ §		534,000	533,608

U.S. Treasury Bills 0.807%, 7/20/17 # ∆ §		4,638,000	4,636,288

U.S. Treasury Bills 0.768%, 7/13/17 ∆ §		199,000	198,957

Total short-term investments (cost $18,470,882)			$18,471,200

Total investments (cost $313,443,271)			$314,076,508

Key to holding’s currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan (Offshore)
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish Lira
USD/$	United States Dollar
ZAR	South African Rand

Key to holding’s abbreviations

ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2017 through June 30, 2017 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $211,568,059.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

∆∆ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $59,786, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

## Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $122,982,096 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	87.0%	Mexico	1.0%

Russia	1.8	Luxembourg	0.8

Greece	1.6	Indonesia	0.7

Brazil	1.5	United Kingdom	0.5

Argentina	1.4	Other	2.7

Canada	1.0	Total	100.0%

18	Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 6/30/17 (aggregate face value $90,948,385) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.

	Australian Dollar	Buy	7/19/17	$1,097,514	$1,076,984	$20,530

	Brazilian Real	Buy	7/3/17	2,095,174	2,183,368	(88,194)

	Brazilian Real	Sell	7/3/17	2,095,173	2,110,303	15,130

	Canadian Dollar	Buy	7/19/17	134,985	130,611	4,374

	Chilean Peso	Sell	7/19/17	1	32,019	32,018

	Euro	Buy	9/20/17	54,012	53,043	969

	Indian Rupee	Buy	8/16/17	1,140,542	1,142,582	(2,040)

	Japanese Yen	Buy	8/16/17	18,995	19,076	(81)

	Mexican Peso	Buy	7/19/17	10,655	22,399	(11,744)

	New Zealand Dollar	Buy	7/19/17	671,667	700,304	(28,637)

	Norwegian Krone	Sell	9/20/17	2,765,013	2,725,845	(39,168)

	Singapore Dollar	Sell	8/16/17	53,131	42,260	(10,871)

	Swedish Krona	Buy	9/20/17	1,236,536	1,202,558	33,978

Barclays Bank PLC

	Australian Dollar	Sell	7/19/17	25,820	20,769	(5,051)

	British Pound	Sell	9/20/17	195,175	191,541	(3,634)

	Canadian Dollar	Buy	7/19/17	2,218,144	2,146,727	71,417

	Canadian Dollar	Sell	7/19/17	2,218,144	2,164,602	(53,542)

	Euro	Buy	9/20/17	1,081,270	1,077,277	3,993

	Japanese Yen	Sell	8/16/17	1,252,177	1,257,697	5,520

	New Zealand Dollar	Buy	7/19/17	420,671	378,984	41,687

	Swedish Krona	Buy	9/20/17	134,700	130,529	4,171

	Swiss Franc	Buy	9/20/17	118,421	107,448	10,973

Citibank, N.A.

	Australian Dollar	Sell	7/19/17	76,000	44,274	(31,726)

	Brazilian Real	Buy	7/3/17	1,035,588	1,042,957	(7,369)

	Brazilian Real	Sell	7/3/17	1,035,588	1,001,255	(34,333)

	Brazilian Real	Sell	10/3/17	732,125	727,329	(4,796)

	British Pound	Sell	9/20/17	572,862	565,956	(6,906)

	Canadian Dollar	Buy	7/19/17	1,054,654	1,026,551	28,103

	Euro	Buy	9/20/17	98,276	99,536	(1,260)

	Japanese Yen	Sell	8/16/17	1,044,868	1,048,702	3,834

	Mexican Peso	Buy	7/19/17	231,362	237,027	(5,665)

	New Taiwan Dollar	Sell	8/16/17	1,995	519	(1,476)

	New Zealand Dollar	Sell	7/19/17	2,772,384	2,662,633	(109,751)

	Norwegian Krone	Buy	9/20/17	1,073,638	1,068,275	5,363

	South African Rand	Buy	7/19/17	30,113	77,417	(47,304)

	Swedish Krona	Sell	9/20/17	949,361	921,172	(28,189)

Credit Suisse International

	Australian Dollar	Buy	7/19/17	1,091,444	1,085,246	6,198

	Canadian Dollar	Buy	7/19/17	46,898	12,441	34,457

	Euro	Buy	9/20/17	566,494	557,020	9,474

	Japanese Yen	Sell	8/16/17	1,086,658	1,086,230	(428)

	New Zealand Dollar	Sell	7/19/17	529,172	520,373	(8,799)

	Norwegian Krone	Sell	9/20/17	1,087,553	1,071,620	(15,933)

	Swedish Krona	Sell	9/20/17	311,089	305,793	(5,296)

Goldman Sachs International

	Australian Dollar	Sell	7/19/17	1,046,335	1,031,697	(14,638)

	British Pound	Sell	9/20/17	576,126	569,266	(6,860)

	Canadian Dollar	Buy	7/19/17	418,838	406,641	12,197

	Euro	Buy	9/20/17	37,384	63,954	(26,570)

	Indian Rupee	Buy	8/16/17	1,168,356	1,174,731	(6,375)

Putnam VT Diversified Income Fund	19

FORWARD CURRENCY CONTRACTS at 6/30/17 (aggregate face value $90,948,385) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Goldman Sachs International cont.

	Japanese Yen	Sell	8/16/17	$1,206,597	$1,212,111	$5,514

	New Zealand Dollar	Sell	7/19/17	537,817	523,753	(14,064)

	Norwegian Krone	Sell	9/20/17	2,298,688	2,265,220	(33,468)

	South African Rand	Buy	7/19/17	69,957	74,295	(4,338)

	Swedish Krona	Buy	9/20/17	1,090,176	1,057,625	32,551

	Swiss Franc	Buy	9/20/17	12,366	2,371	9,995

HSBC Bank USA, National Association

	British Pound	Sell	9/20/17	113,058	111,699	(1,359)

	Canadian Dollar	Buy	7/19/17	1,083,425	1,067,887	15,538

	Euro	Buy	9/20/17	2,376,637	2,322,653	53,984

	New Zealand Dollar	Buy	7/19/17	2,172,148	2,121,769	50,379

	Singapore Dollar	Sell	8/16/17	1,065,224	1,055,387	(9,837)

JPMorgan Chase Bank N.A.

	Australian Dollar	Buy	7/19/17	1,215,704	1,200,859	14,845

	Brazilian Real	Buy	7/3/17	543	539	4

	Brazilian Real	Sell	7/3/17	543	569	26

	British Pound	Sell	9/20/17	1,556,701	1,553,396	(3,305)

	Canadian Dollar	Buy	7/19/17	81,993	64,132	17,861

	Czech Koruna	Buy	7/19/17	1,212,757	1,115,918	96,839

	Czech Koruna	Sell	7/19/17	1,212,757	1,099,752	(113,005)

	Euro	Buy	7/19/17	1,172,114	1,096,536	75,578

	Euro	Sell	7/19/17	1,172,114	1,106,784	(65,330)

	Euro	Buy	9/20/17	2,165,520	2,154,191	11,329

	Japanese Yen	Buy	8/16/17	1,311,294	1,317,193	(5,899)

	Mexican Peso	Buy	7/19/17	3,447	12,410	(8,963)

	New Zealand Dollar	Sell	7/19/17	222,790	231,307	8,517

	Norwegian Krone	Sell	9/20/17	1,084,003	1,060,108	(23,895)

	Swedish Krona	Buy	9/20/17	300,348	259,102	41,246

	Swiss Franc	Sell	9/20/17	1,362	1,461	99

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	7/19/17	2,190,495	2,158,533	31,962

	Canadian Dollar	Buy	7/19/17	230,245	223,271	6,974

	Czech Koruna	Buy	7/19/17	1,212,757	1,115,463	97,294

	Czech Koruna	Sell	7/19/17	1,212,756	1,100,853	(111,903)

	Euro	Buy	7/19/17	1,172,000	1,096,394	75,606

	Euro	Sell	7/19/17	1,172,000	1,104,372	(67,628)

	Euro	Buy	9/20/17	1,617,260	1,594,857	22,403

	Japanese Yen	Sell	8/16/17	1,079,661	1,084,479	4,818

	New Zealand Dollar	Sell	7/19/17	104,179	47,131	(57,048)

	Norwegian Krone	Sell	9/20/17	1,676,776	1,652,710	(24,066)

	Swedish Krona	Sell	9/20/17	1,979	20,748	18,769

	Turkish Lira	Sell	9/20/17	238,611	234,999	(3,612)

State Street Bank and Trust Co.

	Australian Dollar	Buy	7/19/17	303,696	305,653	(1,957)

	British Pound	Sell	9/20/17	1,091,806	1,058,165	(33,641)

	Canadian Dollar	Buy	7/19/17	33,939	24,722	9,217

	Euro	Buy	9/20/17	169,145	169,678	(533)

	Japanese Yen	Sell	8/16/17	11,474	11,525	51

	New Zealand Dollar	Buy	7/19/17	586,170	609,742	(23,572)

	Norwegian Krone	Sell	9/20/17	1,067,976	1,054,374	(13,602)

	Singapore Dollar	Sell	8/16/17	60,544	43,203	(17,341)

	Swedish Krona	Buy	9/20/17	3,424,780	3,312,486	112,294

20	Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 6/30/17 (aggregate face value $90,948,385) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG

	Australian Dollar	Buy	7/19/17	$107,200	$152,793	$(45,593)

	British Pound	Sell	9/20/17	1,847,832	1,825,979	(21,853)

	Canadian Dollar	Buy	7/19/17	1,115,512	1,085,550	29,962

	Euro	Buy	9/20/17	1,089,526	1,074,944	14,582

	Japanese Yen	Sell	8/16/17	1,043,564	1,070,536	26,972

	New Zealand Dollar	Sell	7/19/17	1,051,677	1,006,300	(45,377)

	Norwegian Krone	Sell	9/20/17	1,128,567	1,112,517	(16,050)

	Swedish Krona	Buy	9/20/17	572,669	546,877	25,792

	Turkish Lira	Buy	9/20/17	42,562	41,960	602

WestPac Banking Corp.

	Australian Dollar	Sell	7/19/17	238,761	223,112	(15,649)

	Canadian Dollar	Buy	7/19/17	1,195,501	1,140,059	55,442

	Canadian Dollar	Sell	7/19/17	1,154,774	1,148,309	(6,465)

	Euro	Buy	9/20/17	19,953	20,099	(146)

	New Zealand Dollar	Sell	7/19/17	1,114,024	1,061,424	(52,600)

Total						$(137,304)

FUTURES CONTRACTS
OUTSTANDING	Number			Unrealized
at 6/30/17	of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

Euro-OAT 10 yr (Short)	14	$2,374,209	Sep-17	$17,781

Total				$17,781

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/17 (premiums $3,793,219)
(Unaudited)
Counterparty
Fixed Obligation % to receive
or (pay)/ Floating rate index/	Expiration	Contract
Maturity date	date/strike	amount	Value

Bank of America N.A.
2.082/3 month
USD-LIBOR-BBA/Jul-20	Jul-17/2.082	$9,947,800	$10

(1.728)/3 month
USD-LIBOR-BBA/Jul-20	Jul-17/1.728	9,947,800	3,482

2.404/3 month
USD-LIBOR-BBA/Aug-19	Aug-17/2.404	49,739,000	10,445

2.18/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/2.18	9,947,800	90,127

Barclays Bank PLC
1.736/3 month
USD-LIBOR-BBA/Sep-18	Sep-17/1.736	29,837,000	1,492

1.1625/3 month
GBP-LIBOR-BBA/Jul-27	Jul-17/1.1625 GBP	3,410,000	81,810

1.1125/3 month
GBP-LIBOR-BBA/Jul-27	Jul-17/1.1125 GBP	3,410,000	101,707

Citibank, N.A.
(1.891)/3 month
USD-LIBOR-BBA/Jul-27	Jul-17/1.891	$9,947,800	99

(2.132)/3 month
USD-LIBOR-BBA/Jul-27	Jul-17/2.132	4,973,900	6,168

(2.152)/3 month
USD-LIBOR-BBA/Jul-27	Jul-17/2.152	9,947,800	15,618

2.291/3 month
USD-LIBOR-BBA/Jul-27	Jul-17/2.291	9,947,800	23,676

2.4175/3 month
USD-LIBOR-BBA/Jul-27	Jul-17/2.4175	14,921,700	25,815

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/17 (premiums $3,793,219)
(Unaudited) cont.
Counterparty
Fixed Obligation % to receive
or (pay)/ Floating rate index/	Expiration	Contract
Maturity date	date/strike	amount	Value

Citibank, N.A. cont.
(1.642)/3 month
USD-LIBOR-BBA/Dec-19	Dec-17/1.642	$19,895,600	$31,236

(2.0625)/3 month
USD-LIBOR-BBA/Aug-18	Aug-17/2.0625	39,791,200	43,372

1.642/3 month
USD-LIBOR-BBA/Dec-19	Dec-17/1.642	19,895,600	69,237

2.132/3 month
USD-LIBOR-BBA/Jul-27	Jul-17/2.132	4,973,900	70,629

(2.257)/3 month
USD-LIBOR-BBA/Nov-27	Nov-17/2.257	9,947,800	125,243

2.152/3 month
USD-LIBOR-BBA/Jul-27	Jul-17/2.152	9,947,800	126,437

2.257/3 month
USD-LIBOR-BBA/Nov-27	Nov-17/2.257	9,947,800	186,223

2.208/3 month
USD-LIBOR-BBA/May-24	May-19/2.208	9,947,800	206,218

2.204/3 month
USD-LIBOR-BBA/Jul-27	Jul-17/2.204	29,843,400	243,522

Credit Suisse International
(1.8225)/3 month
USD-LIBOR-BBA/Jul-18	Jul-17/1.8225	29,843,400	2,387

(2.15375)/3 month
USD-LIBOR-BBA/Jul-27	Jul-17/2.15375	21,193,600	33,910

2.465/3 month
USD-LIBOR-BBA/Jul-27	Jul-17/2.465	44,765,100	38,498

(2.5816)/3 month
USD-LIBOR-BBA/Aug-37	Aug-17/2.5816	5,011,500	104,089

Goldman Sachs International
(1.674)/3 month
USD-LIBOR-BBA/Jul-18	Jul-17/1.674	29,843,400	298

(1.9245)/3 month
USD-LIBOR-BBA/Jul-18	Jul-17/1.9245	29,843,400	1,492

Putnam VT Diversified Income Fund	21

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/17 (premiums $3,793,219)
(Unaudited) cont.
Counterparty
Fixed Obligation % to receive
or (pay)/ Floating rate index/	Expiration		Contract
Maturity date	date/strike		amount	Value

Goldman Sachs International cont.
(0.15875)/6 month
EUR-EURIBOR-Reuters/
Aug-22	Aug-17/0.15875	EUR	6,820,000	$2,726

(1.779)/3 month
USD-LIBOR-BBA/Jul-18	Jul-17/1.779		$29,843,400	8,058

2.419/3 month
USD-LIBOR-BBA/Aug-19	Aug-17/2.419		49,739,000	9,450

0.36125/6 month
EUR-EURIBOR-Reuters/
Aug-22	Aug-17/0.36125	EUR	6,820,000	11,217

(1.563)/3 month
USD-LIBOR-BBA/Sep-19	Sep-17/1.563		$19,895,600	12,136

(2.805)/3 month
USD-LIBOR-BBA/Aug-27	Aug-17/2.805		4,973,900	35,165

(2.31)/3 month
USD-LIBOR-BBA/Aug-27	Aug-17/2.31		4,973,900	45,511

1.563/3 month
USD-LIBOR-BBA/Sep-19	Sep-17/1.563		19,895,600	51,331

1.207/3 month
GBP-LIBOR-BBA/Jul-27	Jul-17/1.207	GBP	3,410,000	65,999

1.151/3 month
GBP-LIBOR-BBA/Jul-27	Jul-17/1.151	GBP	3,410,000	87,228

JPMorgan Chase Bank N.A.
(1.799)/3 month
USD-LIBOR-BBA/Jul-27	Jul-17/1.799		$19,895,600	20

2.534/3 month
USD-LIBOR-BBA/Oct-27	Oct-17/2.534		9,947,800	54,216

(6.00 Floor)/3 month
USD-LIBOR-BBA/Mar-18	Mar-18/6.00		8,886,000	312,458

Royal Bank of Scotland PLC (The)
(1.005)/3 month
GBP-LIBOR-BBA/Aug-27	Aug-17/1.005	GBP	1,705,000	1,266

(1.0436)/3 month
GBP-LIBOR-BBA/Aug-27	Aug-17/1.0436	GBP	3,410,000	3,420

1.267/3 month
GBP-LIBOR-BBA/Aug-27	Aug-17/1.267	GBP	1,705,000	32,222

1.3056/3 month
GBP-LIBOR-BBA/Aug-27	Aug-17/1.3056	GBP	3,410,000	53,696

Total				$2,429,359

WRITTEN OPTIONS
OUTSTANDING at 6/30/17	Expiration
(premiums $369,233)	date/strike	Contract
(Unaudited)	price	amount	Value

Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	Aug-17/$100.42	$50,000,000	$475,600

Federal National Mortgage
Association 30 yr 2.50% TBA
commitments (Put)	Aug-17/96.53	3,000,000	22,200

USD/CNH (Put)	Oct-17/CNH 6.60	10,712,850	6,342

USD/CNH (Put)	Oct-17/CNH 6.60	10,712,850	5,732

	Nov-17/JPY
USD/JPY (Put)	103.00	6,387,750	18,211

Total			$528,085

FORWARD PREMIUM SWAP OPTION CONTRACTS
OUTSTANDING at 6/30/16 (Unaudited)
Counterparty
Fixed right or
obligation % to
receive or (pay)/			Premium	Unrealized
Floating rate index/	Expiration	Contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.
2.785/3 month
USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	$2,984,300	$(320,215)	$9,490

(2.203)/3 month
USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.203	4,973,900	(99,478)	8,754

(2.647)/3 month
USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	4,973,900	(194,479)	7,660

2.5925/3 month
USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	2,984,300	(105,197)	(716)

2.647/3 month
USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	4,973,900	(194,479)	(9,351)

2.203/3 month
USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.203	4,973,900	(99,478)	(13,430)

(2.785)/3 month
USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	2,984,300	(320,215)	(16,443)

(2.5925)/3 month
USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	2,984,300	(105,197)	(42,855)

2.7175/3 month
USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	2,984,300	269,632	85,948

(2.413)/3 month
USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.413	4,973,900	191,246	23,477

(2.7175)/3 month
USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	2,984,300	269,632	17,249

2.413/3 month
USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.413	4,973,900	191,246	(15,519)

Barclays Bank PLC
(2.205)/3 month
USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.205	4,973,900	(99,478)	8,505

2.43/3 month
USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	2,984,300	(41,631)	4,626

2.205/3 month
USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.205	4,973,900	(99,478)	(13,231)

(2.43)/3 month
USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	2,984,300	(41,631)	(22,203)

Citibank, N.A.
(2.654)/3 month
USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	4,973,900	(194,479)	6,914

2.654/3 month
USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	4,973,900	(194,479)	(8,655)

22	Putnam VT Diversified Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS
OUTSTANDING at 6/30/16 (Unaudited) cont.
Counterparty
Fixed right or
obligation % to
receive or (pay)/			Premium	Unrealized
Floating rate index/	Expiration	Contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)

Citibank, N.A. cont.
(2.42)/3 month
USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.42	$4,973,900	$191,495	$22,283

2.42/3 month
USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.42	4,973,900	190,500	(14,623)

Goldman Sachs
International
2.8175/3 month
USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	596,900	(75,359)	3,928

(2.33)/3 month
USD-LIBOR-BBA/
Aug-27 (Purchased)	Aug-17/2.33	14,921,700	(113,405)	895

(2.5975)/3 month
USD-LIBOR-BBA/
Aug-27 (Purchased)	Aug-17/2.5975	29,843,400	(47,749)	(2,089)

(2.8175)/3 month
USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	596,900	(75,359)	(3,844)

2.46/3 month
USD-LIBOR-BBA/
Aug-27 (Written)	Aug-17/2.46	44,765,100	161,154	(4,477)

FORWARD PREMIUM SWAP OPTION CONTRACTS
OUTSTANDING at 6/30/16 (Unaudited) cont.
Counterparty
Fixed right or
obligation % to
receive or (pay)/			Premium	Unrealized
Floating rate index/	Expiration	Contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase
Bank N.A.
2.8325/3 month
USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	$2,984,300	$(416,683)	$21,397

(2.8325)/3 month
USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	2,984,300	(416,683)	(78,576)

2.79/3 month
USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	2,984,300	283,359	106,272

(2.79)/3 month
USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	2,984,300	283,359	(12,594)

Total			$(1,223,529)	$68,792

TBA SALE COMMITMENTS
OUTSTANDING
at 6/30/17 (proceeds receivable	Principal	Settlement
$62,005,117) (Unaudited)	amount	date	Value

Federal National Mortgage
Association, 3.50%, 7/1/47	$33,000,000	7/13/17	$33,886,875

Federal National Mortgage
Association, 3.00%, 7/1/47	26,000,000	7/13/17	25,965,470

Federal National Mortgage
Association, 2.50%, 7/1/47	2,000,000	7/13/17	1,926,562

Total			$61,778,907

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)
		Upfront				Unrealized
		premium	Termination	Payments made by	Payments received	appreciation/
Notional amount		received (paid)	date	fund per annum	by fund per annum	(depreciation)

	$150,377,300 E	$304,209	9/20/19	1.70%	3 month	$250,223
					USD-LIBOR-BBA

	8,911,000 E	(55,120)	9/20/22	3 month USD-LIBOR-BBA	1.95%	(76,275)

	9,315,000 E	(105,309)	9/20/27	3 month USD-LIBOR-BBA	2.25%	(152,984)

	43,480,800 E	225,550	9/20/27	2.20%	3 month	645,141
					USD-LIBOR-BBA

	32,159,700 E	67,587	9/20/22	1.90%	3 month	220,635
					USD-LIBOR-BBA

	5,508,500 E	(58,336)	9/20/47	3 month USD-LIBOR-BBA	2.45%	(175,349)

	13,034,100	(173)	6/27/27	2.15%	3 month	143,695
					USD-LIBOR-BBA

	6,500,000	(86)	6/26/27	3 month USD-LIBOR-BBA	2.11504%	(92,453)

	4,884,000	(40)	6/27/22	3 month USD-LIBOR-BBA	1.8165%	(30,588)

	4,973,900 E	(66)	7/13/27	2.18%	3 month	44,266
					USD-LIBOR-BBA

	2,789,000	(37)	6/30/27	2.1965%	3 month	19,040
					USD-LIBOR-BBA

	15,169,500	(57)	7/5/19	1.60431%	3 month	1,725
					USD-LIBOR-BBA

	15,169,500	(57)	7/5/19	1.6076%	3 month	701
					USD-LIBOR-BBA

AUD	13,453,000	59,231	6/28/22	2.60%	6 month AUD-BBR-	(6,214)
					BBSW

AUD	47,000	(418)	6/28/27	6 month AUD-BBR-BBSW	3.00%	(153)

BRL	7,491,718	(21)	1/2/23	Brazil Cetip Interbank	0.00%	(79,731)
				Deposit Rate Over

Putnam VT Diversified Income Fund	23

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments made by	Payments received	appreciation/
Notional amount		received (paid)	date	fund per annum	by fund per annum	(depreciation)

BRL	3,391,342	$(9)	1/2/23	0.00%	Brazil Cetip	$(81,570)
					Interbank Deposit
					Rate Over

BRL	3,764,120	(10)	1/2/23	Brazil Cetip Interbank	0.00%	12,033
				Deposit Rate Over

BRL	14,561,702	(18)	1/2/19	0.00%	Brazil Cetip	(12,967)
					Interbank Deposit
					Rate Over

CAD	1,387,000 E	(7,280)	9/20/27	3 month CAD-BA-CDOR	1.95%	(23,922)

CAD	4,739,000 E	(9,215)	9/20/22	3 month CAD-BA-CDOR	1.60%	(42,554)

CAD	6,512,000	(40)	6/23/22	1.505%	3 month CAD-BA-	54,364
					CDOR

CHF	8,254,000 E	(7,076)	9/20/22	6 month CHF-LIBOR-BBA	0.30%	43,839

CHF	1,125,000 E	(1,717)	9/20/27	6 month CHF-LIBOR-BBA	0.15%	(16,766)

EUR	3,103,000 E	(12)	2/18/20	1 day EUR-EURIBOR-REUTERS	0.124%	2,642

EUR	3,103,000 E	(12)	2/18/20	1 day EUR-EURIBOR-REUTERS	0.104%	1,919

EUR	9,956,000	(87)	4/26/22	0.21%	6 month	12,729
					EUR-EURIBOR-
					REUTERS

EUR	9,970,000	(88)	5/4/22	0.21%	6 month	15,613
					EUR-EURIBOR-
					REUTERS

EUR	13,644,000 E	19,053	9/20/22	6 month EUR-EURIBOR-REUTERS	0.20%	(81,943)

EUR	15,935,000 E	1,809	9/20/27	6 month EUR-EURIBOR-REUTERS	0.80%	(266,006)

GBP	1,405,000 E	(26)	1/19/32	1.912%	6 month	(14,990)
					GBP-LIBOR-BBA

GBP	10,278,000 E	37,620	9/20/22	0.75%	6 month	221,123
					GBP-LIBOR-BBA

GBP	572,000 E	1,105	9/20/27	1.15%	6 month	16,726
					GBP-LIBOR-BBA

HUF	213,000,000	(10)	2/28/27	6 month HUF-BUBOR-NATIONAL	2.65%	34,201
				BANK OF HUNGARY

HUF	984,600,000	(13)	2/28/19	0.715%	6 month	(26,550)
					HUF-BUBOR-
					NATIONAL BANK OF
					HUNGARY

HUF	610,230,000	(8)	3/1/19	0.69%	6 month	(15,281)
					HUF-BUBOR-
					NATIONAL BANK OF
					HUNGARY

HUF	138,640,000	(6)	3/1/27	6 month HUF-BUBOR-NATIONAL	2.60%	19,771
				BANK OF HUNGARY

HUF	465,970,000	(6)	3/20/19	0.745%	6 month	(13,404)
					HUF-BUBOR-
					NATIONAL BANK OF
					HUNGARY

HUF	103,660,000	(5)	3/20/27	6 month HUF-BUBOR-NATIONAL	2.905%	24,816
				BANK OF HUNGARY

MXN	32,807,000	—	1/1/26	1 month MXN-TIIE-BANXICO	6.16%	(110,678)

MXN	33,655,000	—	10/6/21	1 month MXN-TIIE-BANXICO	5.93%	(58,051)

MXN	7,880,000	(5)	12/24/26	8.12%	1 month MXN-TIIE-	(30,354)
					BANXICO

MXN	9,640,000	(6)	1/7/27	8.20%	1 month MXN-TIIE-	(40,417)
					BANXICO

MXN	5,975,000	(6)	3/12/32	1 month MXN-TIIE-BANXICO	7.67%	6,863

MXN	9,445,000	(10)	4/22/32	1 month MXN-TIIE-BANXICO	7.73%	13,758

NOK	175,000 E	15	9/20/22	1.45%	6 month	115
					NOK-NIBOR-NIBR

NOK	28,059,000 E	(8,485)	9/20/27	6 month NOK-NIBOR-NIBR	1.90%	(35,808)

NZD	8,510,000 E	(22)	3/29/20	3 month NZD-BBR-FRA	3.0475%	9,650

24	Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments made by	Payments received	appreciation/
Notional amount		received (paid)	date	fund per annum	by fund per annum	(depreciation)

NZD	29,000 E	$24	9/20/22	3 month NZD-BBR-FRA	2.75%	$(168)

NZD	4,088,000 E	(6,824)	9/20/27	3 month NZD-BBR-FRA	3.25%	(44,719)

SEK	61,609,000 E	9,591	9/20/22	0.30%	3 month	88,790
					SEK-STIBOR-SIDE

SEK	8,706,000 E	18,183	9/20/27	3 month SEK-STIBOR-SIDE	1.10%	(1,444)

ZAR	6,197,000	(6)	10/11/26	8.32625%	3 month ZAR-JIBAR-	(11,770)
					SAFEX

ZAR	24,140,000	(7)	3/9/19	3 month ZAR-JIBAR-SAFEX	7.305%	4,753

ZAR	48,820,000	(15)	3/24/19	3 month ZAR-JIBAR-SAFEX	7.11%	(1,574)

ZAR	11,180,000	(12)	3/24/27	7.785%	3 month ZAR-JIBAR-	13,875
					SAFEX

Total		$483,221				$378,323

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC
$576,652	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	$3,215
				4.00% 30 year Fannie
				Mae pools

137,597	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index	(462)
				4.00% 30 year Fannie
				Mae pools

304,594	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index	(174)
				6.00% 30 year Fannie
				Mae pools

354,813	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index	(1,192)
				4.00% 30 year Fannie
				Mae pools

43,506	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index	6
				6.50% 30 year Fannie
				Mae pools

163,697	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index	(621)
				5.00% 30 year Ginnie
				Mae II pools

789,878	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index	(2,653)
				4.00% 30 year Fannie
				Mae pools

662,480	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index	(2,059)
				4.50% 30 year Fannie
				Mae pools

403,669	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index	1,077
				6.00% 30 year Fannie
				Mae pools

478,351	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index	1,648
				5.00% 30 year Ginnie
				Mae II pools

287,847	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index	992
				5.00% 30 year Ginnie
				Mae II pools

365,228	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index	1,258
				5.00% 30 year Ginnie
				Mae II pools

488,763	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index	72
				6.50% 30 year Fannie
				Mae pools

70,113	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index	10
				6.50% 30 year Fannie
				Mae pools

Putnam VT Diversified Income Fund	25

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by or	appreciation/
Notional amount		received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
	$1,005,442	$—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index	$(4,561)
					5.00% 30 year Fannie
					Mae pools

	484,742	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index	(2,402)
					4.00% 30 year Fannie
					Mae pools

	815,190	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index	(2,936)
					3.50% 30 year Fannie
					Mae pools

	1,295,345	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index	(5,320)
					5.00% 30 year Fannie
					Mae pools

	10,832,513	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index	(37,774)
					5.00% 30 year Fannie
					Mae pools

	6,573,566	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index	3,539
					6.50% 30 year Fannie
					Mae pools

	2,544,000	—	7/3/22	(1.9225%)	USA Non Revised	(3,638)
					Consumer Price
					Index-Urban (CPI-U)

	2,544,000	—	7/3/27	2.085%	USA Non Revised	7,149
					Consumer Price
					Index-Urban (CPI-U)

	2,927,000	—	7/5/22	(1.89%)	USA Non Revised	799
					Consumer Price
					Index-Urban (CPI-U)

	2,927,000	—	7/5/27	2.05%	USA Non Revised	(2,162)
					Consumer Price
					Index-Urban (CPI-U)

EUR	2,664,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP	9,289
					excluding tobacco

EUR	1,332,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP	5,793
					excluding tobacco

EUR	1,895,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP	9,328
					excluding tobacco

Citibank, N.A.
	$646,568	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index	(2,255)
					5.00% 30 year Fannie
					Mae pools

	391,808	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index	(1,366)
					5.00% 30 year Fannie
					Mae pools

	1,011,816	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index	(3,528)
					5.00% 30 year Fannie
					Mae pools

Credit Suisse International
	424,954	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index	(1,482)
					5.00% 30 year Fannie
					Mae pools

	446,841	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index	241
					6.50% 30 year Fannie
					Mae pools

	665,243	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index	2,291
					5.00% 30 year Ginnie
					Mae II pools

	707,762	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index	(3,211)
					5.00% 30 year Fannie
					Mae pools

26	Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited) cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Credit Suisse International cont.
$779,791	$—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index	$(3,538)
				5.00% 30 year Fannie
				Mae pools

650,413	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index	2,240
				5.00% 30 year Ginnie
				Mae II pools

1,240,558	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index	4,273
				5.00% 30 year Ginnie
				Mae II pools

601,548	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index	2,918
				3.50% 30 year Fannie
				Mae pools

301,076	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index	1,461
				3.50% 30 year Fannie
				Mae pools

392,367	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index	1,903
				3.50% 30 year Fannie
				Mae pools

540,935	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index	1,948
				3.50% 30 year Fannie
				Mae pools

434,364	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index	1,564
				3.50% 30 year Fannie
				Mae pools

1,040,958	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index	3,749
				3.50% 30 year Fannie
				Mae pools

2,805,663	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	15,218
				4.00% 30 year Fannie
				Mae pools

1,149,430	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	6,234
				4.00% 30 year Fannie
				Mae pools

1,160,467	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index	6,540
				3.50% 30 year Fannie
				Mae pools

1,143,111	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index	(5,666)
				4.00% 30 year Fannie
				Mae pools

Deutsche Bank AG
446,841	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index	241
				6.50% 30 year Fannie
				Mae pools

Goldman Sachs International
559,352	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index	(319)
				6.00% 30 year Fannie
				Mae pools

202,744	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index	30
				6.50% 30 year Fannie
				Mae pools

1,431,283	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	7,980
				4.00% 30 year Fannie
				Mae pools

1,431,283	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	7,980
				4.00% 30 year Fannie
				Mae pools

312,952	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index	168
				6.50% 30 year Fannie
				Mae pools

Putnam VT Diversified Income Fund	27

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited) cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
$117,560	$—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index	$63
				6.50% 30 year Fannie
				Mae pools

81,803	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index	(47)
				6.00% 30 year Fannie
				Mae pools

900,461	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	3,196
				4.00% 30 year Fannie
				Mae pools

214,590	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index	(122)
				6.00% 30 year Fannie
				Mae pools

429,141	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index	(245)
				6.00% 30 year Fannie
				Mae pools

218,505	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index	118
				6.50% 30 year Fannie
				Mae pools

428,724	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index	231
				6.50% 30 year Fannie
				Mae pools

262,174	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index	141
				6.50% 30 year Fannie
				Mae pools

20,108	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index	11
				6.50% 30 year Fannie
				Mae pools

53,580	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index	29
				6.50% 30 year Fannie
				Mae pools

14,380	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index	2
				6.50% 30 year Fannie
				Mae pools

274,970	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index	41
				6.50% 30 year Fannie
				Mae pools

1,863,694	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	10,391
				4.00% 30 year Fannie
				Mae pools

219,146	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index	(125)
				6.00% 30 year Fannie
				Mae pools

1,611,042	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	8,982
				4.00% 30 year Fannie
				Mae pools

1,035,189	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index	(4,696)
				5.00% 30 year Fannie
				Mae pools

1,241,184	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index	6,021
				3.50% 30 year Fannie
				Mae pools

990,892	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index	4,807
				3.50% 30 year Fannie
				Mae pools

608,199	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index	2,950
				3.50% 30 year Fannie
				Mae pools

1,140,841	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	6,188
				4.00% 30 year Fannie
				Mae pools

28	Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by or	appreciation/
Notional amount		received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
	$763,167	$—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index	$(2,749)
					3.50% 30 year Fannie
					Mae pools

	2,052,976	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	11,135
					4.00% 30 year Fannie
					Mae pools

	890,690	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index	(2,427)
					3.00% 30 year Fannie
					Mae pools

	2,720,902	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index	(13,485)
					4.00% 30 year Fannie
					Mae pools

EUR	9,589,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP	(6,790)
					excluding tobacco

EUR	3,166,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP	(2,242)
					excluding tobacco

EUR	2,664,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP	20,143
					excluding tobacco

EUR	2,664,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP	14,483
					excluding tobacco

JPMorgan Chase Bank N.A.
	$2,268,640	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	11,244
					4.00% 30 year Fannie
					Mae pools

	1,722,359	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	8,536
					4.00% 30 year Fannie
					Mae pools

	357,756	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	1,773
					4.00% 30 year Fannie
					Mae pools

	1,035,189	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index	(4,696)
					5.00% 30 year Fannie
					Mae pools

JPMorgan Securities LLC
	929,155	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	4,168
					4.00% 30 year Fannie
					Mae pools

	437,900	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index	(1,577)
					3.50% 30 year Fannie
					Mae pools

	6,913,954	—	1/12/42	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index	(38,546)
					4.00% 30 year Fannie
					Mae pools

	2,402,404	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index	(8,275)
					5.00% 30 year Ginnie
					Mae II pools

Total		$—				$52,466

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)
		Upfront			Payments	Unrealized
Swap counterparty/		premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB– Index	BBB–/P	$5,468	$80,000	5/11/63	300 bp	$(3,836)

CMBX NA BBB– Index	BBB–/P	10,546	175,000	5/11/63	300 bp	(9,806)

CMBX NA BBB– Index	BBB–/P	21,545	349,000	5/11/63	300 bp	(19,043)

CMBX NA BBB– Index	BBB–/P	20,577	361,000	5/11/63	300 bp	(21,407)

Credit Suisse International
CMBX NA BB Index	—	(41,690)	2,362,000	5/11/63	(500 bp)	390,950

CMBX NA BB Index	—	(234,066)	1,423,000	1/17/47	(500 bp)	(6,717)

Putnam VT Diversified Income Fund	29

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/17 (Unaudited) cont.
		Upfront			Payments	Unrealized
Swap counterparty/		premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Credit Suisse International cont.
CMBX NA BBB– Index	BBB–/P	$6,647	$58,000	5/11/63	300 bp	$(98)

CMBX NA BBB– Index	BBB–/P	16,463	130,000	5/11/63	300 bp	1,344

CMBX NA BBB– Index	BBB–/P	402,021	3,760,000	5/11/63	300 bp	(35,266)

CMBX NA BBB– Index	BBB–/P	34,676	528,000	1/17/47	300 bp	(12,210)

CMBX NA BBB– Index	BBB–/P	529,082	7,158,000	1/17/47	300 bp	(106,547)

Goldman Sachs International
CMBX NA BB Index	—	(92,376)	903,000	5/11/63	(500 bp)	73,023

CMBX NA BB Index	—	(27,088)	179,000	1/17/47	(500 bp)	1,511

CMBX NA BB Index	—	(47,339)	324,000	5/11/63	(500 bp)	12,007

CMBX NA BB Index	—	(74,898)	443,000	1/17/47	(500 bp)	(4,122)

CMBX NA BB Index	—	(35,390)	216,000	1/17/47	(500 bp)	(881)

CMBX NA BB Index	—	(26,396)	130,000	1/17/47	(500 bp)	(5,627)

CMBX NA BBB– Index	BBB–/P	5,978	69,000	5/11/63	300 bp	(2,046)

CMBX NA BBB– Index	BBB–/P	9,574	87,000	5/11/63	300 bp	(544)

CMBX NA BBB– Index	BBB–/P	8,117	94,000	5/11/63	300 bp	(2,815)

CMBX NA BBB– Index	BBB–/P	8,608	102,000	5/11/63	300 bp	(3,255)

CMBX NA BBB– Index	BBB–/P	8,150	103,000	5/11/63	300 bp	(3,829)

CMBX NA BBB– Index	BBB–/P	13,259	119,000	5/11/63	300 bp	(580)

CMBX NA BBB– Index	BBB–/P	13,360	123,000	5/11/63	300 bp	(945)

CMBX NA BBB– Index	BBB–/P	13,309	123,000	5/11/63	300 bp	(996)

CMBX NA BBB– Index	BBB–/P	10,857	131,000	5/11/63	300 bp	(4,379)

CMBX NA BBB– Index	BBB–/P	12,743	151,000	5/11/63	300 bp	(4,819)

CMBX NA BBB– Index	BBB–/P	21,242	153,000	5/11/63	300 bp	3,448

CMBX NA BBB– Index	BBB–/P	14,034	206,000	5/11/63	300 bp	(9,924)

CMBX NA BBB– Index	BBB–/P	11,031	228,000	5/11/63	300 bp	(15,486)

CMBX NA BBB– Index	BBB–/P	11,359	229,000	5/11/63	300 bp	(15,274)

CMBX NA BBB– Index	BBB–/P	11,164	229,000	5/11/63	300 bp	(15,469)

CMBX NA BBB– Index	BBB–/P	28,369	233,000	5/11/63	300 bp	1,271

CMBX NA BBB– Index	BBB–/P	12,206	234,000	5/11/63	300 bp	(15,009)

CMBX NA BBB– Index	BBB–/P	32,901	315,000	5/11/63	300 bp	(3,733)

CMBX NA BBB– Index	BBB–/P	8,225	118,000	1/17/47	300 bp	(2,254)

CMBX NA BBB– Index	BBB–/P	197,205	2,668,000	1/17/47	300 bp	(39,714)

JPMorgan Securities LLC
CMBX NA BB Index	—	(54,516)	376,000	5/11/63	(500 bp)	14,355

CMBX NA BB Index	—	(28,120)	200,000	5/11/63	(500 bp)	8,513

CMBX NA BB Index	—	(28,477)	198,000	5/11/63	(500 bp)	7,790

CMBX NA BB Index	—	(798)	6,000	5/11/63	(500 bp)	301

CMBX NA BB Index	—	(40,618)	260,000	1/17/47	(500 bp)	922

CMBX NA BB Index	—	(41,089)	253,000	1/17/47	(500 bp)	(668)

CMBX NA BB Index	—	(29,082)	182,000	1/17/47	(500 bp)	(4)

CMBX NA BB Index	—	(21,373)	130,000	1/17/47	(500 bp)	(604)

CMBX NA BB Index	—	(6,379)	42,000	1/17/47	(500 bp)	331

CMBX NA BBB– Index	BBB–/P	5,697	50,000	5/11/63	300 bp	(118)

CMBX NA BBB– Index	BBB–/P	7,926	55,000	5/11/63	300 bp	1,530

CMBX NA BBB– Index	BBB–/P	7,875	63,000	5/11/63	300 bp	548

CMBX NA BBB– Index	BBB–/P	10,040	90,000	5/11/63	300 bp	(427)

CMBX NA BBB– Index	BBB–/P	12,023	103,000	5/11/63	300 bp	44

CMBX NA BBB– Index	BBB–/P	11,934	103,000	5/11/63	300 bp	(45)

CMBX NA BBB– Index	BBB–/P	7,112	103,000	5/11/63	300 bp	(4,867)

CMBX NA BBB– Index	BBB–/P	16,352	112,000	5/11/63	300 bp	3,326

CMBX NA BBB– Index	BBB–/P	7,032	114,000	5/11/63	300 bp	(6,226)

CMBX NA BBB– Index	BBB–/P	13,688	125,000	5/11/63	300 bp	(850)

30	Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/17 (Unaudited) cont.
		Upfront			Payments	Unrealized
Swap counterparty/		premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

JPMorgan Securities LLC cont.
CMBX NA BBB– Index	BBB–/P	$11,088	$130,000	5/11/63	300 bp	$(4,031)

CMBX NA BBB– Index	BBB–/P	11,152	131,000	5/11/63	300 bp	(4,083)

CMBX NA BBB– Index	BBB–/P	6,406	145,000	5/11/63	300 bp	(10,458)

CMBX NA BBB– Index	BBB–/P	21,028	168,000	5/11/63	300 bp	1,490

CMBX NA BBB– Index	BBB–/P	19,893	179,000	5/11/63	300 bp	(925)

CMBX NA BBB– Index	BBB–/P	23,606	208,000	5/11/63	300 bp	(585)

CMBX NA BBB– Index	BBB–/P	26,521	217,000	5/11/63	300 bp	1,284

CMBX NA BBB– Index	BBB–/P	26,521	217,000	5/11/63	300 bp	1,284

CMBX NA BBB– Index	BBB–/P	14,532	227,000	5/11/63	300 bp	(11,869)

CMBX NA BBB– Index	BBB–/P	12,095	227,000	5/11/63	300 bp	(14,305)

CMBX NA BBB– Index	BBB–/P	11,561	227,000	5/11/63	300 bp	(14,839)

CMBX NA BBB– Index	BBB–/P	26,038	229,000	5/11/63	300 bp	(594)

CMBX NA BBB– Index	BBB–/P	29,242	278,000	5/11/63	300 bp	(3,090)

CMBX NA BBB– Index	BBB–/P	27,776	283,000	5/11/63	300 bp	(5,137)

CMBX NA BBB– Index	BBB–/P	35,405	302,000	5/11/63	300 bp	283

CMBX NA BBB– Index	BBB–/P	25,375	310,000	5/11/63	300 bp	(10,678)

CMBX NA BBB– Index	BBB–/P	33,035	315,000	5/11/63	300 bp	(3,600)

CMBX NA BBB– Index	BBB–/P	40,087	328,000	5/11/63	300 bp	1,941

CMBX NA BBB– Index	BBB–/P	43,848	395,000	5/11/63	300 bp	(2,091)

CMBX NA BBB– Index	BBB–/P	28,757	530,000	5/11/63	300 bp	(32,882)

CMBX NA BBB– Index	BBB–/P	32,140	606,000	5/11/63	300 bp	(38,338)

CMBX NA BBB– Index	BBB–/P	40,048	724,000	5/11/63	300 bp	(44,152)

CMBX NA BBB– Index	—	(103,524)	1,124,000	1/17/47	(300 bp)	(3,713)

CMBX NA BBB– Index	—	(37,437)	450,000	1/17/47	(300 bp)	2,523

CMBX NA BBB– Index	—	(17,403)	220,000	1/17/47	(300 bp)	2,133

CMBX NA BBB– Index	—	(6,133)	114,000	1/17/47	(300 bp)	3,990

Total		$1,150,357				$(49,668)

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2017. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)
		Upfront			Payments	Unrealized
		premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	Date	fund per annum	(depreciation)

NA HY Series 28 Index	B+/P	$905,179	$12,265,000	6/20/22	500 bp	$40,842

Total		$905,179				$40,842

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2017. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Putnam VT Diversified Income Fund	31

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Consumer cyclicals	$—	$—	$13,839

Energy	107,250	8,751	7,938

Transportation	—	4,879	—

Utilities and power	—	10,887	—

Total common stocks	107,250	24,517	21,777

Convertible bonds and notes	—	54,907	—

Convertible preferred stocks	—	13,000	—

Corporate bonds and notes	—	70,803,682	2

Foreign government and agency bonds and notes	—	15,181,987	—

Mortgage-backed securities	—	100,744,846	1,471,644

Preferred stocks	182,876	—	—

Purchased options outstanding	—	225,960	—

Purchased swap options outstanding	—	2,124,564	—

Senior loans	—	4,061,180	—

U.S. government and agency mortgage obligations	—	100,585,194	—

Warrants	1,922	—	—

Short-term investments	11,656,706	6,814,494	—

Totals by level	$11,948,754	$300,634,331	$1,493,423

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(137,304)	$—

Futures contracts	17,781	—	—

Written options outstanding	—	(528,085)	—

Written swap options outstanding	—	(2,429,359)	—

Forward premium swap option contracts	—	68,792	—

TBA sale commitments	—	(61,778,907)	—

Interest rate swap contracts	—	(104,898)	—

Total return swap contracts	—	52,466	—

Credit default contracts	—	(2,064,362)	—

Totals by level	$17,781	$(66,921,657)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

32	Putnam VT Diversified Income Fund

Statement of assets and liabilities
6/30/17 (Unaudited)

Assets

Investment in securities, at value including (Note 1):

Unaffiliated issuers (identified cost $301,786,565)	$302,419,802

Affiliated issuers (identified cost $11,656,706) (Note 5)	11,656,706

Cash	74,211

Foreign currency (cost $3,039) (Note 1)	2,873

Interest and other receivables	2,671,714

Receivable for shares of the fund sold	178,669

Receivable for investments sold	6,373,062

Receivable for sales of delayed delivery securities (Note 1)	34,204,120

Receivable for variation margin on futures contracts (Note 1)	3,655

Receivable for variation margin on centrally cleared swap contracts (Note 1)	1,460,736

Unrealized appreciation on forward premium swap option contracts (Note 1)	327,398

Unrealized appreciation on forward currency contracts (Note 1)	1,311,431

Unrealized appreciation on OTC swap contracts (Note 1)	761,949

Premium paid on OTC swap contracts (Note 1)	994,192

Total assets	362,440,518

Liabilities

Payable for investments purchased	5,839,103

Payable for purchases of delayed delivery securities (Note 1)	73,665,343

Payable for shares of the fund repurchased	270,950

Payable for compensation of Manager (Note 2)	95,003

Payable for custodian fees (Note 2)	55,164

Payable for investor servicing fees (Note 2)	24,947

Payable for Trustee compensation and expenses (Note 2)	150,166

Payable for administrative services (Note 2)	858

Payable for distribution fees (Note 2)	28,216

Payable for variation margin on futures contracts (Note 1)	3,566

Payable for variation margin on centrally cleared swap contracts (Note 1)	1,282,338

Unrealized depreciation on OTC swap contracts (Note 1)	759,151

Premium received on OTC swap contracts (Note 1)	2,144,549

Unrealized depreciation on forward currency contracts (Note 1)	1,448,735

Unrealized depreciation on forward premium swap option contracts (Note 1)	258,606

Written options outstanding, at value (premiums $4,162,452) (Notes 1 and 3)	2,957,444

TBA sale commitments, at value (proceeds receivable $62,005,117) (Note 1)	61,778,907

Other accrued expenses	109,413

Total liabilities	150,872,459

Net assets	$211,568,059

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$302,914,884

Undistributed net investment income (Note 1)	2,414,240

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(96,198,369)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	2,437,304

Total — Representing net assets applicable to capital shares outstanding	$211,568,059

Computation of net asset value Class IA

Net assets	$74,989,693

Number of shares outstanding	12,666,749

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$5.92

Computation of net asset value Class IB

Net assets	$136,578,366

Number of shares outstanding	23,003,893

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$5.94

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund	33

Statement of operations
Six months ended 6/30/17 (Unaudited)

Investment income

Interest (including interest income of $67,173 from investments in affiliated issuers) (Note 5)	$6,623,238

Dividends	5,928

Total investment income	6,629,166

Expenses

Compensation of Manager (Note 2)	583,777

Investor servicing fees (Note 2)	75,584

Custodian fees (Note 2)	45,345

Trustee compensation and expenses (Note 2)	7,866

Distribution fees (Note 2)	172,566

Administrative services (Note 2)	2,555

Auditing and tax fees	77,643

Other	40,814

Total expenses	1,006,150

Expense reduction (Note 2)	(418)

Net expenses	1,005,732

Net investment income	5,623,434

Net realized loss on securities from unaffiliated issuers (Notes 1 and 3)	(3,639,817)

Net realized gain on forward currency contracts (Note 1)	860,999

Net realized gain on foreign currency transactions (Note 1)	14,027

Net realized loss on swap contracts (Note 1)	(3,935,254)

Net realized loss on futures contracts (Note 1)	(104,553)

Net realized gain on written options (Notes 1 and 3)	3,278,419

Net unrealized appreciation of securities in unaffiliated issuers and TBA sale commitments during the period	2,790,752

Net unrealized depreciation of forward currency contracts during the period	(612,896)

Net unrealized appreciation of assets and liabilities in foreign currencies during the period	18,221

Net unrealized appreciation of swap contracts during the period	2,217,141

Net unrealized appreciation of futures contracts during the period	17,781

Net unrealized appreciation of written options during the period	1,221,964

Net gain on investments	2,126,784

Net increase in net assets resulting from operations	$7,750,218

Statement of changes in net assets

	Six months	Year ended
	ended 6/30/17*	12/31/16

Decrease in net assets

Operations:

Net investment income	$5,623,434	$12,625,212

Net realized loss on investments and foreign currency transactions	(3,526,179)	(13,715,953)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	5,652,963	12,084,342

Net increase in net assets resulting from operations	7,750,218	10,993,601

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(4,515,761)	(6,054,685)

Class IB	(7,768,755)	(10,511,769)

Decrease from capital share transactions (Note 4)	(607,273)	(19,551,770)

Total decrease in net assets	(5,141,571)	(25,124,623)

Net assets:

Beginning of period	216,709,630	241,834,253

End of period (including undistributed net investment income of $2,414,240 and $9,075,322, respectively)	$211,568,059	$216,709,630

* Unaudited.

The accompanying notes are an integral part of these financial statements.

34	Putnam VT Diversified Income Fund

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)

Class IA

6/30/17†	$6.06	.16	.06	.22	(.36)	(.36)	$5.92	3.74*	$74,990	.39*	2.69*	612*[f]

12/31/16	6.21	.34	(.03)	.31	(.46)	(.46)	6.06	5.76	77,226	.79[e]	5.89[e]	846[f]

12/31/15	7.02	.32	(.47)	(.15)	(.66)	(.66)	6.21	(2.32)	84,766.75		5.02	876[f]

12/31/14	7.58	.38	(.32)	.06	(.62)	(.62)	7.02	.68	103,063.76		5.27	408[f]

12/31/13	7.26	.42	.16	.58	(.26)	(.26)	7.58	8.08	121,877.75		5.71	234[g]

12/31/12	6.88	.37	.43	.80	(.42)	(.42)	7.26	11.97	132,669.77		5.24	170[g]

Class IB

6/30/17†	$6.07	.15	.07	.22	(.35)	(.35)	$5.94	3.63*	$136,578	.51*	2.56*	612*[f]

12/31/16	6.22	.33	(.04)	.29	(.44)	(.44)	6.07	5.42	139,483	1.04[e]	5.63[e]	846[f]

12/31/15	7.01	.31	(.46)	(.15)	(.64)	(.64)	6.22	(2.34)	157,069	1.00	4.76	876[f]

12/31/14	7.57	.36	(.32)	.04	(.60)	(.60)	7.01	.35	189,608	1.01	5.02	408[f]

12/31/13	7.25	.40	.16	.56	(.24)	(.24)	7.57	7.81	237,938	1.00	5.45	234[g]

12/31/12	6.87	.35	.43	.78	(.40)	(.40)	7.25	11.69	314,873	1.02	4.99	170[g]

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

f Portfolio turnover includes TBA purchase and sale commitments.

g Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover (%)

December 31, 2013	586%

December 31, 2012	546

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund	35

Notes to financial statements 6/30/17 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2017 through June 30, 2017.

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on

36	Putnam VT Diversified Income Fund

the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Putnam VT Diversified Income Fund	37

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,985,291 on open derivative contracts subject to the Master Agreements.

38	Putnam VT Diversified Income Fund

Collateral posted by the fund at period end for these agreements totaled $1,755,772 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the higher of (1) the Federal Funds rate and (2) the overnight LIBOR plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At December 31, 2016, the fund had a capital loss carryover of $84,542,884 available to the extent allowed by the Code to offset future net capital gain, if any. For any carryover, the amount of the carryover and that carryover’s expiration date is:

Loss carryover

Short-term	Long-term	Total	Expiration

$34,245,810	$16,067,438	$50,313,248	*

34,229,636	N/A	34,229,636	12/31/17

*Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $321,379,555, resulting in gross unrealized appreciation and depreciation of $3,505,225 and $10,808,272, respectively, or net unrealized depreciation of $7,303,047.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 48.0% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.270% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2019, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$26,863
Class IB	48,721

Total	$75,584

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting

Putnam VT Diversified Income Fund	39

period, the fund’s expenses were reduced by $418 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $164, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales

Investments in securities, including
TBA commitments (Long-term)	$1,398,038,687	$1,418,324,025

U.S. government securities
(Long-term)	—	—

Total	$1,398,038,687	$1,418,324,025

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap option	Written option	Written option
		contract amounts	premiums	contract amounts	premiums

Written options outstanding at the
beginning of the reporting period	USD	$202,868,100	$2,012,263	$87,325,900	$554,249

	EUR	—	$—	—	$—

	GBP	—	$—	—	$—

Options opened	USD	1,954,740,000	6,035,445	613,563,650	3,186,010

	EUR	14,952,800	78,059	4,131,300	36,995

	GBP	23,870,000	118,157	—	—

Options exercised	USD	(73,907,100)	(394,698)	—	—

	EUR	—	—	—	—

	GBP	—	—	—	—

Options expired	USD	(658,340,200)	(1,419,182)	—	—

	EUR	—	—	—	—

	GBP	—	—	—	—

Options closed	USD	(706,862,400)	(2,594,949)	(620,076,100)	(3,371,026)

	EUR	(1,312,800)	(41,876)	(4,131,300)	(36,995)

	GBP	—	—	—	—

Written options outstanding at the end
of the reporting period	USD	$718,498,400	$3,638,879	$80,813,450	$369,233

	EUR	13,640,000	$36,183	—	$—

	GBP	23,870,000	$118,157	—	$—

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/17		Year ended 12/31/16		Six months ended 6/30/17		Year ended 12/31/16

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	153,878	$936,135	167,719	$983,623	1,052,713	$6,374,500	1,678,564	$9,492,831

Shares issued in connection with
reinvestment of distributions	770,608	4,515,761	1,100,852	6,054,685	1,321,217	7,768,755	1,904,306	10,511,769

	924,486	5,451,896	1,268,571	7,038,308	2,373,930	14,143,255	3,582,870	20,004,600

Shares repurchased	(1,000,461)	(5,995,699)	(2,165,628)	(12,530,992)	(2,354,734)	(14,206,725)	(5,859,238)	(34,063,686)

Net increase (decrease)	(75,975)	$(543,803)	(897,057)	$(5,492,684)	19,196	$(63,470)	(2,276,368)	$(14,059,086)

40	Putnam VT Diversified Income Fund

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
					and fair value
Affiliate	Fair value as of 12/31/16	Purchase cost	Sale proceeds	Investment income	as of 6/30/17

Short-term investments

Putnam Short Term Investment
Fund*	$6,506,207	$42,949,730	$37,799,231	$67,173	$11,656,706

Total Short-term investments	$6,506,207	$42,949,730	$37,799,231	$67,173	$11,656,706

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$83,400,000

Purchased currency options (contract amount)	$16,300,000

Purchased swap option contracts (contract amount)	$581,000,000

Written TBA commitment option contracts (contract amount) (Note 3)	$113,900,000

Written currency options (contract amount) (Note 3)	$16,300,000

Written swap option contracts (contract amount) (Note 3)	$588,100,000

Futures contracts (number of contracts)	10

Forward currency contracts (contract amount)	$215,500,000

OTC interest rate swap contracts (notional)	$2,800,000

Centrally cleared interest rate swap contracts (notional)	$438,300,000

OTC total return swap contracts (notional)	$116,900,000

OTC credit default contracts (notional)	$35,400,000

Centrally cleared credit default contracts (notional)	$10,500,000

Warrants (number of warrants)	3,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Credit contracts			Payables, Net assets —
	Receivables	$1,490,205	Unrealized depreciation	$3,554,567*

Foreign exchange contracts	Investments, Receivables	1,396,438	Payables	1,479,020

Equity contracts	Investments	1,922	Payables	—

Interest rate contracts	Investments, Receivables, Net
	assets — Unrealized		Payables, Net assets —
	appreciation	4,175,876*	Unrealized depreciation	4,803,377*

Total		$7,064,441		$9,836,964

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Putnam VT Diversified Income Fund	41

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as				Forward currency
hedging instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(241,290)	$(241,290)

Foreign exchange contracts	—	185,120	—	860,999	—	$1,046,119

Equity contracts	2,516	—	—	—	—	$2,516

Interest rate contracts	—	871,861	(104,553)	—	(3,693,964)	$(2,926,656)

Total	$2,516	$1,056,981	$(104,553)	$860,999	$(3,935,254)	$(2,119,311)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as				Forward currency
hedging instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(517,032)	$(517,032)

Foreign exchange contracts	—	(30,438)	—	(612,896)	—	$(643,334)

Equity contracts	(8,046)	—	—	—	—	$(8,046)

Interest rate contracts	—	146,228	17,781	—	2,734,173	$2,898,182

Total	$(8,046)	$115,790	$17,781	$(612,896)	$2,217,141	$1,729,770

42	Putnam VT Diversified Income Fund

This page intentionally left blank.

Putnam VT Diversified Income Fund	43

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

Centrally cleared interest rate
swap contracts§	$—	$—	$1,444,493	$—	$—	$16,243	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,460,736

OTC Total return
swap contracts*#	—	44,175	—	—	50,580	—	241	105,090	—	21,553	4,168	—	—	—	—	—	225,807

OTC Credit default contracts*#	—	—	—	—	659,989	—	—	379,398	—	—	450,818	—	—	—	—	—	1,490,205

Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	3,655	—	—	—	—	3,655

Forward currency contracts#	106,999	137,761	—	37,300	50,129	—	—	60,257	119,901	266,344	—	—	257,826	121,562	97,910	55,442	1,311,431

Forward premium swap
option contracts#	152,578	13,131	—	29,197	—	—	—	4,823	—	127,669	—	—	—	—	—	—	327,398

Purchased swap options**#	34,320	146,644	—	1,269,229	189,464	—	—	334,099	—	31,335	—	—	119,473	—	—	—	2,124,564

Purchased options**#	65,595	—	—	—	—	—	—	19,412	—	140,953	—	—	—	—	—	—	225,960

Total Assets	$359,492	$341,711	$1,444,493	$1,335,726	$950,162	$16,243	$241	$903,079	$119,901	$587,854	$454,986	$3,655	$377,299	$121,562	$97,910	$55,442	$7,169,756

Liabilities:

Centrally cleared interest rate
swap contracts§	$—	$—	$1,227,064	$—	$—	$25,989	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,253,053

OTC Total return
swap contracts*#	—	65,954	—	7,149	13,897	—	—	33,247	—	4,696	48,398	—	—	—	—	—	173,341

OTC Credit default contracts*#	112,228	—	—	—	1,141,666	—	—	588,043	—	—	848,293	—	—	—	—	—	2,690,230

Centrally cleared credit
default contracts§	—	—	29,285	—	—	—	—	—	—	—	—	—	—	—	—	—	29,285

Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	3,566	—	—	—	—	3,566

Forward currency contracts#	180,735	62,227	—	278,775	30,456	—	—	106,313	11,196	220,397	—	—	264,257	90,646	128,873	74,860	1,448,735

Forward premium swap
option contracts#	98,314	35,434	—	23,278	—	—	—	10,410	—	91,170	—	—	—	—	—	—	258,606

Written swap options#	104,064	185,009	—	1,173,493	178,884	—	—	330,611	—	366,694	—	—	90,604	—	—	—	2,429,359

Written options#	24,553	—	—	—	—	—	—	5,732	—	497,800	—	—	—	—	—	—	528,085

Total Liabilities	$519,894	$348,624	$1,256,349	$1,482,695	$1,364,903	$25,989	$—	$1,074,356	$11,196	$1,180,757	$896,691	$3,566	$354,861	$90,646	$128,873	$74,860	$8,814,260

Total Financial and Derivative
Net Assets	$(160,402)	$(6,913)	$188,144	$(146,969)	$(414,741)	$(9,746)	$241	$(171,277)	$108,705	$(592,903)	$(441,705)	$89	$22,438	$30,916	$(30,963)	$(19,418)	$(1,644,504)

Total collateral
received (pledged)†##	$(46,982)	$—	$—	$—	$(414,741)	$—	$—	$(152,853)	$—	$(479,634)	$(441,705)	$—	$—	$—	$(30,963)	$—

Net amount	$(113,420)	$(6,913)	$188,144	$(146,969)	$—	$(9,746)	$241	$(18,424)	$108,705	$(113,269)	$—	$89	$22,438	$30,916	$—	$(19,418)

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

#Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

Note 10 — New pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Putnam Management has evaluated the amendments and its adoption will have no effect on the fund’s net assets or results of operations.

44	Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund	45

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2017, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2017, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2017 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2017. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the continued application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements under the management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (In a few instances, funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management have implemented a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). This expense limitation attempts to maintain competitive expense levels for the funds. Most funds,

46	Putnam VT Diversified Income Fund

including your fund, had sufficiently low expenses that this expense limitation was not operative during their fiscal years ending in 2016. Putnam Management has agreed to maintain this expense limitation until at least April 30, 2019 and has agreed to implement a contractual expense limitation applicable to specified retail open-end funds, including your fund, of 25 basis points on investor servicing fees and expenses until at least August 31, 2018. Putnam Management’s support for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fifth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2016. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2016 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients, including defined benefit pension and profit-sharing plans, charities, college endowments, foundations, sub-advised third-party mutual funds, state, local and non-U.S. government entities, and corporations. This information included, in cases where an institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam Funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. In addition, in response to a request from the Independent Trustees, Putnam Management provided the Trustees with in-depth presentations regarding each of the equity and fixed income investment teams, including the operation of the teams and their investment approaches. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2016 was a challenging year for the performance of the Putnam funds, with generally disappointing results for the international and global equity funds and taxable fixed income funds, mixed results for small-cap equity, Spectrum, global asset allocation, equity research and tax exempt fixed income funds, but generally strong results for U.S. equity funds. The Trustees noted, however, that they were encouraged by the positive performance trend since mid-year 2016 across most Putnam Funds. In particular, from May 1, 2016 through April 30, 2017, 51% of Putnam Fund assets were in the top quartile and 87% were above the median of the Putnam Funds’ competitive industry rankings. They noted that the longer-term performance of the Putnam funds generally continued to be strong, exemplified by the fact that the Putnam funds were ranked by the Barron’s/Lipper Fund Families survey as the 5th-best performing mutual fund complex out of 54 complexes for the five-year period ended December 31, 2016. In addition, while the survey ranked the Putnam Funds 52nd out of 61 mutual fund complexes for the one-year period ended 2016, the Putnam Funds have ranked 1st or 2nd in the survey for the one-year period three times since 2009 (most recently in 2013). They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2016 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year

Putnam VT Diversified Income Fund	47

and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and, in most cases, comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper Inc. (“Lipper”) peer group (Lipper VP (Underlying Funds) — General Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2016 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period

3rd	4th	1st

Over the one-year, three-year and five-year periods ended December 31, 2016, there were 48, 39 and 28 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees expressed concern about your fund’s fourth quartile performance over the three-year period ended December 31, 2016 and considered the circumstances that may have contributed to this disappointing performance. The Trustees considered Putnam Management’s observation that the fund’s underperformance over the three-year period was largely due to the fund’s overweight exposure to securities with a short duration in an environment of falling interest rates. The Trustees also noted Putnam Management’s view that the fund’s international term structure positioning had detracted from the fund’s performance, particularly in the second quarter of 2015 (Greek debt crisis) and June and July of 2016 (Brexit).

The Trustees considered that Putnam Management remained confident in the fund’s portfolio managers. The Trustees also considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its fundamental research capabilities by adding new investment personnel.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on Putnam Management’s willingness to take appropriate measures to address fund performance issues and Putnam Management’s responsiveness to Trustee concerns about investment performance, the Trustees concluded that it continues to be advisable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee, including any developments with respect to the European Union’s updated Markets in Financial Instruments Directive and its potential impact on PIL’s use of client commissions to obtain investment research. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees believed that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

48	Putnam VT Diversified Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s [SEC] website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Kenneth R. Leibler, Vice Chair
Boston, MA 02109	P.O. Box 8383	Liaquat Ahamed
	Boston, MA 02266-8383	Ravi Akhoury
Investment Sub-Advisor	1-800-225-1581	Barbara M. Baumann
Putnam Investments Limited		Katinka Domotorffy
57–59 St James’s Street	Custodian	Catharine Bond Hill
London, England SW1A 1LD	State Street Bank and Trust Company	Paul L. Joskow
Robert E. Patterson
Marketing Services	Legal Counsel	George Putnam, III
Putnam Retail Management	Ropes & Gray LLP	Robert L. Reynolds
One Post Office Square		Manoj P. Singh
Boston, MA 02109

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Diversified Income Fund	49

This report has been prepared for the shareholders	H502
of Putnam VT Diversified Income Fund.	VTSA028 306770 8/17

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 25, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 25, 2017